                    SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549


                                  FORM N-14
                     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 1

                               ING Equity Trust

                       (Exact Name of Registrant as Specified in Charter)

                        7337 E. Doubletree Ranch Road
                             Scottsdale, AZ 85258

                   (Address of Principal Executive Offices)

                                (800) 992-0180

                       (Area Code and Telephone Number)

                             Kimberly A. Anderson
                             ING Investments, LLC
                        7337 E. Doubletree Ranch Road
                             Scottsdale, AZ 85258

                             (Name and Address of Agent for Service)

                                  Copies to:

Karen L. Anderberg, Esq.                         John M. Ford, Esq.
Dechert                                          Morgan, Lewis & Bockius LLP
1775 Eye Street, N.W.                            1111 Pennsylvania Ave., NW
Washington, DC 20006                             Washington, DC 20004



Title of Securities Being Registered: ING Real Estate Fund, portfolio of ING Equity Trust.

Approximate Date of Proposed Public Offering: As soon as possible after the effective date of this Registration Statement.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite on number of shares of beneficial interest have previously been registered pursuant to Rule 24f-2 on under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing, pursuant to on paragraph (b) of Rule 485.

                         THE ADVISORS' INNER CIRCLE FUND
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                               September 23, 2002

Dear Shareholder:

     On behalf of the Board of Trustees of The Advisors' Inner Circle Fund ("AIC Trust"), we are pleased to invite you to a special meeting of shareholders of the CRA Realty Shares Portfolio, a portfolio series of the AIC Trust (the "Acquired Fund") to be held at 2:00 p.m. (Eastern time) on October 30, 2002 at the offices of AIC Trust's administrator, SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania (the "Special Meeting").

     At the Special Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of August 20, 2002 (the "Reorganization Agreement"), by and between AIC Trust and ING Equity Trust ("ING Equity Trust"), which contemplates the reorganization of the Acquired Fund into the ING Real Estate Fund (the "Reorganization"), a newly organized series of ING Equity Trust ("Successor Fund").

     BACKGROUND. Clarion CRA Securities, L.P., the investment adviser to the Acquired Fund ("Clarion CRA") was acquired in 1998 by ING Groep N.V. ("ING"). Headquartered in Amsterdam, ING is a global financial institution active in the fields of asset management, insurance and banking. Clarion CRA and its affiliates have proposed a plan to integrate the operations of the Fund with the operations of other mutual funds managed by other subsidiaries of ING. In this regard, on August 13, 2002, the Board of Trustees of the AIC Trust approved the reorganization of the Acquired Fund into the ING Real Estate Fund, a fund advised by ING Investments, LLC, another subsidiary of ING.

     In considering these matters, you should note:

     o The individuals managing the Acquired Fund will not change as a result of the reorganization. While Clarion CRA will serve as the sub-adviser rather than the adviser to the ING Real Estate Fund, it will continue to be responsible for the day-to-day portfolio management of the Fund's assets.

     o The objectives and policies of the ING Real Estate Fund will be substantially similar to those of the Acquired Fund and the Reorganization is expected to result in operating expenses that are the same or lower. The Reorganization primarily involves mostly changes in service providers. While the name of the Acquired Fund will change, the investment objectives and policies will remain substantially the same.

     o As part of the transaction, you will receive Class I shares of the ING Real Estate Fund equal in value to your shares in the Acquired Fund. The Acquired Fund would then be liquidated.

     o The Board of Trustees of AIC Trust, as well as Clarion CRA, believe the Plan of Reorganization is in the best interests of the Acquired Fund's shareholders.

     Your vote on the transaction is critical to its success. The transfer will be effected only if approved by a majority of the Acquired Fund's shares voted in person or represented by proxy at the Special Meeting. We hope you will participate by casting your vote in person, or by proxy if you are unable to attend the meeting. Please read the enclosed prospectus/proxy statement carefully before you vote.

     THE BOARD OF TRUSTEES BELIEVES THAT THE TRANSACTION IS IN THE BEST INTERESTS OF THE ACQUIRED FUND AND ITS SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.

     Thank you for your prompt attention and participation.

                                                           Sincerely,



                                                           James R. Foggo
                                                           President

                      IMPORTANT PROXY INFORMATION ENCLOSED.
                           IMMEDIATE ACTION REQUIRED.

               THE ADVISORS' INNER CIRCLE FUND / ING EQUITY TRUST
                                    PROXY Q&A

     THE FOLLOWING IS IMPORTANT INFORMATION TO HELP YOU TO UNDERSTAND THE PROPOSALS ON WHICH YOU ARE BEING ASKED TO VOTE. PLEASE READ THE ENTIRE PROXY STATEMENT.

Q.    WHY IS THIS REORGANIZATION TAKING PLACE?

A. The Board of Trustees of the AIC Trust and the Board of Trustees of ING Equity Trust have each determined that the reorganization of the Acquired Fund into the Successor Fund is in the best interests of the shareholders of each fund. Among the benefits for the Acquired Fund shareholders considered by the Board of the AIC Trust were: access to a broader array of mutual funds, the potential to achieve greater portfolio diversification and engage in investment transactions on potentially more advantageous terms; spreading relatively fixed costs, such as legal fees, over a larger asset base; the ability of ING Equity Trust to attract new investors; and projected comparable or lower expense ratio of the Successor Fund.

Q.    WHEN WILL THIS REORGANIZATION BECOME EFFECTIVE?

A. The reorganization is currently anticipated to occur on or about November 4, 2002, assuming shareholder approval is obtained. Shortly after the reorganization has been approved, you will receive new account information on your new ownership in the Successor Fund.

Q.    HOW CAN I VOTE ON THIS REORGANIZATION?

A. The Acquired Fund's shareholders are being asked to approve this reorganization through voting at the Special Meeting of Shareholders, which is scheduled to occur on October 30, 2002. Your vote is very important. You have the flexibility to cast your vote either by phone, Internet or mail. Upon approval of the reorganization, shareholders' accounts will automatically be transferred to the Successor Fund on or about November 4, 2002.

Q.    WHAT WILL HAPPEN TO MY ACQUIRED FUND ACCOUNT?

A. After the reorganization, shareholders will be assigned a new account with the Successor Fund and then the Acquired Fund account will be closed. This process will occur automatically, with no action required by you.

Q.    WHICH CLASS OF SHARES WILL I RECEIVE?

A. The Board of the AIC Trust has authorized the Acquired Fund to issue Institutional Shares. Holders of Institutional Shares of the Acquired Fund will receive Class I shares of the Successor Fund.

Q. WILL ALL OF MY CURRENT ACCOUNT OPTIONS, SUCH AS SYSTEMATIC PURCHASES AND WITHDRAWAL PLAN, TRANSFER OVER TO THE SUCCESSOR FUND?

A. Various types of account servicing features will transfer automatically to the new Successor Fund accounts. Shortly after the reorganization, shareholders will receive information that further describes these options, along with materials concerning the Successor Fund's diversified product line and shareholder services.

Q.    WILL I INCUR TAXES AS A RESULT OF THIS REORGANIZATION?

A. This reorganization is expected to be a tax-free event. Generally, shareholders will not incur gains or losses on the conversion from Acquired Fund shares into Successor Fund shares as a result of this reorganization. Shareholders will incur gains or losses if they sell their Acquired Fund shares before the reorganization becomes effective or sell/exchange their Successor Fund shares after the reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after the reorganization.

Q.    WHERE CAN I GET MORE INFORMATION ABOUT THIS REORGANIZATION?

A. Contact the Acquired Fund at One Freedom Valley Drive, Oaks, PA 19456, 1-800-932-7781 or contact your sales representative.

Q.    WHERE CAN I GET MORE INFORMATION ABOUT THE SUCCESSOR FUND?

A. Contact the Successor Fund at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034, Shareholder Services at 1-800-992-0180. Additionally, we encourage you to contact Clarion CRA at 1-610-995-2500.

                         THE ADVISORS' INNER CIRCLE FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD OCTOBER 30, 2002

     A Special Meeting of the shareholders of The Advisors' Inner Circle Fund (the "AIC Trust"), with respect to its CRA Realty Shares Portfolio, will be held at AIC Trust's administrator, SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania, on October 30, 2002, 2:00 p.m. (Eastern time) to consider the following proposals:

    Proposal 1: To  approve  or  disapprove  a  proposed  Agreement  and Plan of
                Reorganization (the "Agreement") between the AIC Trust, on behalf of the CRA Realty Shares Portfolio ("Acquired Fund"), and the ING Equity Trust on behalf of its ING Real Estate Fund ("Successor Fund"), whereby the Successor Fund would acquire all of the assets of the Acquired Fund in exchange for Successor Fund shares to be distributed pro rata to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund.

    Proposal 2: To transact such other  business as may properly come before the
                Special Meeting or any adjournments thereof.

     The Trustees have fixed the close of business on Tuesday, September 3, 2002 as the record date for determination of shareholders entitled to vote at the meeting.

                                   By Order of the Board of Trustees

                                   James R. Foggo
                                   President

YOU CAN HELP THE AIC TRUST AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY SO THAT THE REQUIRED QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

                           PROXY STATEMENT/PROSPECTUS

                               SEPTEMBER 23, 2002

Acquisition of the assets of CRA Realty Shares Portfolio, a portfolio series of

                        THE ADVISORS' INNER CIRCLE FUND
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                        Telephone Number: 1-800-932-7781
   By and in exchange for shares of ING Real Estate Fund a portfolio series of
                                ING Equity Trust
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                        Telephone Number: 1-800-992-0180


     This Prospectus/Proxy Statement describes the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") whereby the assets and liabilities of a series of The Advisors' Inner Circle Fund, a Massachusetts business trust (the "AIC Trust"), the CRA Realty Shares Portfolio ("Acquired Fund"), would be transferred to the ING Real Estate Fund ("Successor Fund"), a corresponding series of the ING Equity Trust, a Massachusetts business trust, in return for shares of the Successor Fund (the "Reorganization"). The Board of Trustees of the AIC Trust has authorized the Acquired Fund to issue Institutional Shares. In exchange for the transfer of these assets and liabilities, the Successor Fund will issue Class I shares equal in value to those of the Acquired Fund. Immediately after the transfer of the Acquired Fund's assets and liabilities, the Acquired Fund will make a liquidating distribution to its shareholders of the Successor Fund's shares. Following the completion of the Reorganization, the Acquired Fund would be terminated.

     THE BOARD OF TRUSTEES OF AIC TRUST UNANIMOUSLY RECOMMENDS APPROVAL OF THE REORGANIZATION AGREEMENT.

     This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Successor Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Successor Fund dated September 23, 2002, which is incorporated herein by reference. The Statements of Additional Information for the Successor Fund dated September 23, 2002 (relating to the Successor Fund's Prospectus of the same date) and September 23, 2002 (relating to this Prospectus/Proxy Statement), all containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by writing or calling the Successor Fund at the address and telephone number shown above. Copies of the Prospectus and Statement of Additional Information of the Acquired Fund may be obtained without charge by writing or calling the Acquired Fund at the address and telephone number shown above.

     For a comparison of the investment policies of the Successor Fund and of the Acquired Fund, see "Summary - Investment Objectives, Policies and
Limitations." For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Successor Fund, see the aforementioned Prospectus and Statement of Additional Information of the Successor Fund.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SUMMARY OF EXPENSES .......................................................    1

SUMMARY ...................................................................    2

   About the Proposed Reorganization ......................................    2

   Investment Objectives, Policies and Limitations ........................    2

   Adviser and Sub-Adviser ................................................    3

   The Administrator ......................................................    4

   Distribution Arrangements ..............................................    4

   Purchase, Exchange, and Redemption Procedures ..........................    4

   Dividends ..............................................................    5

   Tax Consequences .......................................................    5

   Risk Factors ...........................................................    5

BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION ....................    6

DESCRIPTION OF THE REORGANIZATION AGREEMENT ...............................    6

DESCRIPTION OF SUCCESSOR FUND SHARES ......................................    7

FEDERAL INCOME TAX CONSEQUENCES ...........................................    7

COMPARATIVE INFORMATION OF SHAREHOLDER RIGHTS AND OBLIGATIONS .............    8

   General ................................................................    8

   Shares of the Successor Fund and the Acquired Fund .....................    8

   Voting Rights ..........................................................    8

   Trustees ...............................................................    8

   Liability of Trustees and Officers .....................................    9

   Shareholder Liability ..................................................    9

   Termination ............................................................    9

CAPITALIZATION ............................................................    9

INFORMATION ABOUT ING EQUITY TRUST, THE SUCCESSOR FUND,
THE AIC TRUST AND THE ACQUIRED FUND .......................................   10

VOTING INFORMATION ........................................................   11

   Outstanding Shares and Voting Requirements .............................   11

   Dissenter's Right of Appraisal .........................................   12

   Other Matters and Discretion of Persons Named in the Proxy .............   12

AGREEMENT AND PLAN OF REORGANIZATION - EXHIBIT A ..........................  A-1

STATEMENT OF ADDITIONAL INFORMATION - EXHIBIT B............................  B-1

                               SUMMARY OF EXPENSES

ANNUAL OPERATING EXPENSES (BEFORE WAIVER/ REIMBURSEMENTS)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                               SUCCESSOR FUND
                                              SUCCESSOR FUND           ACQUIRED FUND              PRO FORMA
                                          (CLASS I SHARES)(1)(2)  (INSTITUTIONAL SHARES)(2) (CLASS I SHARES)(1)(2)
--------------------------------------------------------------------------------------------------------------------

Investment Advisory Fee ..................             0.70%                     0.70%                  0.70%
--------------------------------------------------------------------------------------------------------------------

Distribution and Service (12b-1) Fees ....             None                      None                   None
--------------------------------------------------------------------------------------------------------------------

Other Expenses ...........................             0.30%                     0.33%                  0.33%
--------------------------------------------------------------------------------------------------------------------

Total Annual Operating Expenses(2) .......             1.00%                     1.03%                  1.00%
--------------------------------------------------------------------------------------------------------------------

(1) The Successor Fund is a newly organized portfolio which has not conducted any business except that incident to its organization. The fees and expenses shown for the Successor Fund and for the Successor Fund Pro Forma are estimated fees and expenses expected to be incurred for the fiscal year ending May 31, 2003.

(2) For the fiscal year ended October 31, 2001, the adviser for the Acquired Fund voluntarily waived a portion of its investment advisory fee. The Acquired Fund adviser can terminate this voluntary waiver at any time in its sole discretion. These waivers are shown below along with the net expenses the Acquired Fund actually paid for the year ended October 31, 2001. The adviser to the Successor Fund intends to enter into an expense limitation agreement with the Successor Fund under which it will limit expenses of the Successor Fund to 1.00% for Class I Shares of the Successor Fund (excluding interest, taxes, brokerage and extraordinary expenses, and subject to possible recoupment in three years). The expense limitation agreement will be contractual and will continue at least through May 31, 2004. These waivers are shown below along with the net expenses the Successor Fund expects to actually pay through the fiscal year ending May 31, 2004. The net expenses of the Successor Fund (after the waiver) are expected to be the same on a pro forma combined basis.

                                         INSTITUTIONAL SHARES OF     CLASS I SHARES OF
                                              ACQUIRED FUND            SUCCESSOR FUND
------------------------------------------------------------------------------------------
Total Waivers of Portfolio Expenses ........            .03%                     0.00%
------------------------------------------------------------------------------------------
Total Actual Annual Portfolio Operating Expenses
(after waivers) ............................           1.00%                     1.00%
------------------------------------------------------------------------------------------

EXAMPLE

     The following Example is intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Successor Fund. The Example assumes that you invest $10,000 in each respective fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Acquired Fund and the Successor Fund and the Successor Fund Pro Forma Combined operating expenses are as shown above in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR         3 YEARS         5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------
Acquired Fund (Institutional Shares)........        $105           $328            $569            $1,259
------------------------------------------------------------------------------------------------------------
Successor Fund (Class I Shares)
and Successor Fund
Pro Forma Combined..........................        $102           $318            $552            $1,225
------------------------------------------------------------------------------------------------------------

                                     SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of the Successor Fund dated September 23, 2002, the Statement of Additional Information of the Successor Fund dated September 23, 2002, the Prospectus of the Acquired Fund dated March 1, 2002, the Statement of Additional Information of the Acquired Fund dated March 1, 2002, and the Reorganization Agreement, a copy of which is attached to this Prospectus/Proxy Statement as EXHIBIT A.

ABOUT THE PROPOSED REORGANIZATION
---------------------------------

     The Board of Trustees of the AIC Trust has voted to recommend to holders of the shares of the Acquired Fund the approval of the Reorganization Agreement whereby the Successor Fund would acquire all of the assets of the Acquired Fund in exchange for the Successor Fund's Class I shares to be distributed PRO RATA by the Acquired Fund to its respective shareholders in complete liquidation and dissolution of the Acquired Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of the Acquired Fund will become the owner of the same class of shares of the Successor Fund having a total net asset value equal to the total net asset value of his or her holdings in the Acquired Fund on the date of the Reorganization as set forth in the Reorganization Agreement.

     As a condition to the Reorganization transaction, ING Equity Trust and AIC Trust will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that no gain or loss will be recognized by either the Acquired Fund, Successor Fund, or the shareholders of the Acquired Fund. The tax basis of the Successor Fund's Class I shares received by Acquired Fund's shareholders will be the same as the tax basis of their corresponding shares in the Acquired Fund. After the Reorganization is completed, the Acquired Fund will be terminated.

INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS
-----------------------------------------------

     This section will help you compare the investment objectives, policies and limitations of the Successor Fund with the Acquired Fund. The investment objectives of each of the Successor Fund and Acquired Fund are substantially similar. The investment objective of the Acquired Fund is to provide total return through investment in real estate securities and the investment objective of the Successor Fund is to provide total return. The investment policies and limitations of each of the Acquired Fund and the Successor Fund are identical. Each of the Successor Fund and Acquired Fund pursues its investment objective by investing primarily (at least 80% of its assets) in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies. Each of the Acquired Fund's and Successor Fund's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.

     For purposes of each of the Acquired Fund's and Successor Fund's investment policies, a company is "primarily engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

     Please be aware that this is only a brief discussion. In addition to the investments and strategies described in this summary, the Successor Fund and the Acquired Fund also may invest in other securities, use other strategies and engage in other investment practices. The Successor Fund and Acquired Fund are subject to certain additional investment policies and limitations described in the Successor Fund's Prospectus and Statement of Additional Information, each dated September 23, 2002, and the Acquired Fund's Prospectus and Statement of Additional Information, each dated March 1, 2002, which set forth in full the investment objective, policies and investment limitations of the Successor Fund and the Acquired Fund, all of which are incorporated herein by reference thereto.

     The investments and strategies described in these summaries are those used under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each of the Successor Fund and Acquired Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with such Successor Fund's and Acquired Fund's objectives. The Successor Fund and Acquired Fund will do so only if its adviser or sub-adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

     Investments in the Successor Fund and Acquired Fund are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

ADVISER AND SUB-ADVISER
-----------------------

     ING Investments, LLC (the "Adviser") is the adviser to the Successor Fund. The Adviser manages mutual funds, closed-end funds, variable products and private and institutional accounts. Its principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. As of June 30, 2002, the Adviser managed over $34.6 billion in assets.

     The Successor Fund and the Adviser have engaged Clarion CRA Securities, L.P., the adviser to the Acquired Fund ("Clarion CRA"), as sub-adviser to the Successor Fund to manage the Successor Fund on a day-to-day basis. In choosing investments for the Successor Fund, Clarion CRA will utilize the same strategy and methodology it employs in choosing investments for the Acquired Fund. Clarion CRA focuses on investments that generally provide income and also have the potential for long-term capital appreciation. Clarion CRA uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. Clarion CRA uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies are evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, and management and strategy. Clarion CRA will sell a security when it no longer meets these criteria.

     The annual investment advisory fees and the annual sub-advisory fees, together, for the Successor Fund will be identical to the advisory fees for the Acquired Fund. The investment advisory and sub-advisory fees are calculated daily and paid monthly, based on a percentage of average daily net assets of the portfolio, as more fully detailed in the chart below.

                                                        ADVISORY FEES
------------------------------------------------------------------------
Acquired Fund .......................................          0.70%
------------------------------------------------------------------------
Successor Fund ......................................          0.70%(1)
------------------------------------------------------------------------


(1) The Adviser pays the sub-adviser to the Successor Fund, Clarion CRA, out of the proceeds of the advisory fee. The sub-advisory fee is 0.70% of net assets transferred as of the date of the Reorganization and 0.35% of net assets invested in the Successor Fund after the date of the Reorganization.

     The investment advisory services to be performed by the Adviser will be substantially similar in all material respects to the services Clarion CRA provides as adviser, except that the Adviser will delegate the day-to-day management of the Successor Fund to Clarion CRA as sub-adviser. There will be no change in the advisory fees to be paid by the Successor Fund. The investment advisory agreement requires the Adviser to provide, subject to the supervision of the Board, advisory and management services for the Successor Fund. The investment advisory agreement gives the Adviser the authority to provide a continuous investment program for the Successor Fund and determine the composition of the assets of the Successor Fund's portfolio, including determination of the purchase, retention or sale of the securities, cash and other investments contained in the portfolio. The investment advisory agreement states that the Adviser will provide investment research and conduct a program of evaluation, investment, sales and reinvestment of the Successor Fund's assets. Moreover, the investment advisory agreement provides that the Adviser is responsible for decisions to buy and sell securities and other investments for the Successor Fund's portfolio, broker-dealer selection (which may include brokers or dealers affiliated with the Adviser), and negotiation of brokerage commission rates. The investment advisory agreement states that in the event the Adviser wishes to select others to render investment management services (i.e., sub-advisers), the Adviser shall analyze, select and recommend for consideration such sub-advisers to the Board. The Adviser has engaged Clarion CRA to serve as sub-adviser to the Successor Fund, and has delegated the advisory responsibilities described above to Clarion CRA.

THE ADMINISTRATOR
-----------------

     ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Adviser, will serve as administrator for the Successor Fund and in that capacity will provide certain administrative personnel and services necessary to operate the Successor Fund. ING Funds Services will provide these services at an annual rate of 0.10% of the average aggregate daily net assets of the Successor Fund.

     SEI Investments Global Fund Services ("SEI GFS"), a wholly owned subsidiary of SEI Investments Company, provides certain administrative personnel and services necessary to operate the Acquired Fund. SEI GFS provides these services at annual rate of 0.15% of the average aggregate daily net assets of the Acquired Fund for the first $100 million of assets, 0.125% of the next $100 million of assets, 0.10% of the next $100 million of assets, and 0.08% on assets over $300 million. SEI GFS's minimum annual administration fee is $75,000. SEI GFS may choose voluntarily to waive a portion of its administrative fee. The administrative fee expense for the Acquired Fund's fiscal year ended October 31, 2001 was $111,081 or 0.15% of average aggregate daily net assets. The administrative fee expense for the Successor Fund for the fiscal year ending May 31, 2003 is expected to be 0.10% of average aggregate daily net assets.

DISTRIBUTION ARRANGEMENTS
-------------------------

     ING Funds Distributor, Inc. ("ING Funds Distributor"), an affiliate of the Adviser, will serve as the principal distributor for shares of the Successor Fund. SEI Investments Distribution Co. ("SIDCO"), a wholly owned subsidiary of SEI Investments Company, is the principal distributor for shares of the Acquired Fund. Institutional Shares of the Acquired Fund and the Class I shares of the Successor Fund bear no sales charges or distribution fees.

     For a complete description of distribution arrangements, reference is hereby made to the Prospectus and Statement of Additional Information of the Successor Fund dated September 23, 2002 and the Prospectus and Statement of Additional Information of the Acquired Fund dated March 1, 2002, each which is incorporated herein by reference thereto.

PURCHASE, EXCHANGE, AND REDEMPTION PROCEDURES
---------------------------------------------

     The transfer agent and dividend-disbursing agent for the Successor Fund is DST Systems, Inc. and for the Acquired Fund it is Forum Financial Systems, Inc. The custodian for the Successor Fund is State Street Bank and Trust Company and for the Acquired Fund it is First Union National Bank. Procedures for the purchase, exchange and redemption of the shares of the Successor Fund are substantially similar to the procedures applicable to the purchase, exchange and redemption of the shares of the Acquired Fund. Reference is made to the Prospectus of the Successor Fund dated September 23, 2002, and the Prospectus of the Acquired Fund dated March 1, 2002, for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of the shares of the Successor Fund and the shares of the Acquired Fund, respectively, each of which is incorporated herein by reference thereto.

     Purchases of Class I Shares of the Successor Fund and the Institutional Shares of the Acquired Fund may be made through an investment professional or by telephone, mailing a written request, or wire. The minimum initial investment in Institutional Shares of the Acquired Fund is $100,000. The minimum initial investment in Class I shares of the Successor Fund is $1,000,000. The Acquired Fund and the Successor Fund each reserve the right to reject any purchase request.

     Except in limited circumstances, the net asset value per share for the Acquired Fund and the Successor Fund is calculated as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business. If received before 4:00 p.m. Eastern Time, purchase orders for shares of the Acquired Fund or the Successor Fund are considered received that same day.

     The Acquired Fund has no exchange privileges. Class I shares of the Successor Fund may be exchanged for Class I shares of any other ING Fund. The
Successor Fund may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

     Redemptions of the Acquired Fund's Institutional Shares are made by following the procedures established when shareholders opened their accounts. Holders of Institutional Shares of the Acquired Fund are charged a redemption fee of 0.75% on redemptions of Institutional Shares that have been held less than six months. The fee is deducted from sale proceeds and cannot be paid separately. The fee does not apply to shares purchased with reinvested dividends or distributions. Redemptions of the Successor Fund's Class I shares may be made by mail or telephone. Institutional Shares of the Acquired Fund and Class I shares of the Successor Fund are each redeemed at their net asset value, next determined after the redemption request is received on each day on which the net asset value is computed. Proceeds will ordinarily be distributed by check within seven days after receipt of a redemption request.

     Any questions about the foregoing procedures in effecting purchases, exchanges or redemptions of the shares of the Successor Fund may be directed to Shareholder Services at 1-800-992-0180. Any questions about the foregoing procedures or assistance in effecting purchases, exchanges or redemptions of the shares of the Acquired Fund may be directed to SIDCO at 1-888-712-1103.

DIVIDENDS
---------

     The Acquired Fund distributes net investment income and capital gains, if any, at least annually. The Successor Fund distributes its net investment income in the form of quarterly dividends and makes distributions of its net realized capital gains, if any, at least annually. If you own shares on the record date, you will be entitled to receive the distribution. With respect to both the Acquired Fund and the Successor Fund, unless a shareholder otherwise instructs, dividends and capital gain distributions will be reinvested automatically in additional shares at net asset value.

TAX CONSEQUENCES
----------------

     As a condition to the Reorganization transaction, ING Equity Trust and AIC Trust will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that no gain or loss will be recognized by either the Acquired Fund or the Successor Fund or the shareholders of the Acquired Fund. The tax basis of the Successor Fund shares received by the respective Acquired Fund shareholders will be the same as the tax basis of their shares in the Acquired Fund.

RISK FACTORS
------------

     Because the investment objectives and policies of the Acquired Fund and the Successor Fund are substantially identical, an investment in the Successor Fund will be subject to the same investment risks as an investment in the Acquired Fund. For a more complete discussion of the risks associated with an investment in the funds, please review the prospectus for the Acquired Fund and Successor Fund. Set forth below is a brief summary of the investment risk factors of the Acquired Fund and Successor Fund.

     Each of the Acquired Fund and Successor Fund is subject to the risk that stock prices will fall over short or extended periods of time. Various factors, including cyclical fluctuations, economic and/or industry trends and negative developments affecting individual companies, may result in a decline in value of securities, resulting in price volatility. The Acquired Fund and the Successor Fund are subject to the risk that stocks of real estate companies that have historically paid dividends may discontinue dividend payments or pay dividends at a lower level. This may affect the Acquired Fund's and the Successor Fund's ability to produce current income.

     The Acquired Fund and Successor Fund are also subject to the risk that the securities of issuers in the real estate industry that the Acquired Fund and Successor Fund purchase will underperform the market as a whole. To the extent that the Acquired Fund's and Successor Fund's investments are concentrated in issuers conducting business in the real estate industry, the Acquired Fund and Successor Fund are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

     The Acquired Fund and Successor Fund are non-diversified. As a result, they may be more susceptible than a diversified fund to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

             BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

     The Acquired Fund was established in November 1996 as part of the AIC Trust and commenced investment operations on December 31, 1996. In addition to the Acquired Fund, the AIC Trust consists of other investment portfolios managed by other investment advisers who receive other services from SEI GFS and other service providers, all of which are overseen by the Board of Trustees of the AIC Trust.

     Clarion CRA has served as the investment adviser to the Acquired Fund since its inception. Clarion CRA was acquired in 1998 by ING Groep N.V. ("ING"). Headquartered in Amsterdam, ING is a global financial institution active in the fields of asset management, insurance and banking. ING Funds Services and Clarion CRA have proposed a plan to integrate the operations of the Acquired Fund with the operations of other mutual funds managed by other subsidiaries of ING. The Board of Trustees of the AIC Trust received and reviewed extensive documentary and oral information about the proposal, including information about the qualifications of the Adviser as a provider of investment advisory services, ING Funds Services as a provider of administrative services and ING Funds Distributor as a provider of distribution services. They also reviewed the structure of the proposed reorganization, including the similarity of investment objectives, policies and manner of operation of the Acquired and Successor Funds. The Trustees also took into consideration that the expense ratio of the Successor Fund would be the same as or lower than that of the Acquired Fund and that there was no intention to raise the expense ratio in the future; that there will be no change in the portfolio management personnel who manage the Successor Fund or investment advisory fees paid; that the Adviser, Clarion or other ING subsidiaries would absorb all costs of the reorganization and that there would be no charges imposed on shareholders in connection with the reorganization; that the respective net asset values per share of the Acquired and Successor Funds would be the same, and that the reorganization of the Fund would be tax-free to the Fund and to shareholders.

     The Board of Trustees of AIC Trust, including a majority of the independent Trustees, determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of the Acquired Fund's shareholders would not be diluted as a result of its effecting the Reorganization. Based upon ING Funds Services and Clarion CRA's reasons for recommending the Reorganization, the Board of Trustees of the AIC Trust unanimously voted to approve, and recommend to Acquired Fund shareholders the approval of, the Reorganization.

     The Board of Trustees of ING Equity Trust, including the independent Trustees, have unanimously concluded that consummation of the Reorganization is in the best interests of the Successor Fund and have unanimously voted to approve the Reorganization Agreement.

                   DESCRIPTION OF THE REORGANIZATION AGREEMENT

     The Reorganization Agreement provides that all of the assets of the Acquired Fund will be transferred to the Successor Fund, subject to the liabilities of the Acquired Fund. Each holder of shares of the Acquired Fund will receive the same number and class (with the same aggregate value) of shares of the Successor Fund as the shareholder had in the Acquired Fund immediately prior to the Reorganization. The Acquired Fund's shareholders will not pay a sales charge, commission or other transaction cost in connection with their receipt of shares of the Successor Fund.

     Following the transfer of assets and assumption of liabilities of the Acquired Fund to and by the Successor Fund, and the issuance of Class I shares by the Successor Fund to the Acquired Fund, the Acquired Fund will distribute the shares of the Successor Fund among the shareholders of the Acquired Fund in proportion to the number of shares each such shareholder holds in the Acquired Fund. In addition to receiving shares of the Successor Fund, each shareholder of the Acquired Fund will have a right to receive any declared and unpaid dividends or other distributions of the Acquired Fund. Following the Reorganization, shareholders of the Acquired Fund will be shareholders of the Successor Fund and the AIC Trust will take all steps necessary to effect the termination of the Acquired Fund.

     The Reorganization is subject to certain conditions, including: approval of the Reorganization Agreement and the transactions and exchange contemplated thereby as described in this Prospectus/Proxy Statement by the shareholders of the Acquired Fund; the receipt of a legal opinion described in the Reorganization Agreement regarding tax matters; the receipt of certain certificates from the parties concerning the continuing accuracy of the represen-tations and warranties in the Reorganization Agreement and other matters; and the parties' performance, in all material respects, of the agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Reorganization is expected to occur on or after November 4, 2002.

     The Adviser, Clarion or other ING subsidiaries are responsible for the payment of all expenses of the Reorganization incurred by either party, whether or not the Reorganization is consummated. Such expenses include, but are not limited to, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Acquired Fund's shareholders.

     The Reorganization may be terminated at any time prior to its consummation by either AIC Trust or ING Equity Trust if circumstances should develop that, in the opinion of either the Board of Trustees of the AIC Trust or the Board of Trustees of ING Equity Trust, make proceeding with the Reorganization Agreement inadvisable. The Reorganization Agreement provides further that at any time prior to the consummation of the Reorganization: (i) the parties thereto may amend or modify any of the provisions of the Reorganization Agreement provided that such amendment or modification would not have a material adverse effect upon the benefits intended under the Reorganization Agreement and it would be consistent with the best interests of shareholders of the Acquired Fund and the Successor Fund; and (ii) either party may waive any of the conditions set forth in the Reorganization Agreement if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under the Reorganization Agreement to the shareholders of the Acquired Fund or the shareholders of the Successor Fund, as the case may be.

                      DESCRIPTION OF SUCCESSOR FUND SHARES

     Full and fractional shares of the Successor Fund will be issued without the imposition of a sales charge or other fee to the shareholders of the Acquired Fund in accordance with the procedures described above. Shares of the Successor Fund to be issued to shareholders of the Acquired Fund under the Plan will be fully paid and nonassessable by ING Equity Trust when issued and transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Successor Fund dated September 23, 2002, provided herewith for additional information about shares of the Successor Fund.

                         FEDERAL INCOME TAX CONSEQUENCES

     As a condition to the Reorganization, the AIC Trust, on behalf of the Acquired Fund, and ING Equity Trust, on behalf of the Successor Fund, will receive an opinion of counsel to the AIC Trust, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization as set forth in the Reorganization Agreement will constitute a tax-free "reorganization" under Section 368(a)(1)(F) of the Code, and the Acquired Fund and the Successor Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (2) no gain or loss will be recognized by the Successor Fund upon its receipt of the Acquired Fund's assets (subject to the liabilities of the Acquired Fund) in exchange for Successor Fund shares; (3) no gain or loss will be recognized by the Acquired Fund upon the transfer of its assets (subject to the liabilities of the Acquired Fund) to the Successor Fund in exchange for Successor Fund shares (except to the extent that such assets consist of contracts described in Section 1256 of the Code) or upon the distribution (whether actual or constructive) of the Successor Fund shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (4) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their fund shares for Successor Fund shares; (5) the tax basis of the Acquired Fund's assets acquired by the Successor Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; (6) the tax basis of Successor Fund shares received by shareholders of the Acquired Fund pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by shareholders immediately prior to the Reorganization; (7) the holding period of the assets of the Acquired Fund in the hands of the Successor Fund will include the period during which those assets were held by the Acquired Fund; and (8) the holding period of the Successor Fund shares received by shareholders of the Acquired Fund pursuant to the Reorganization will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided the Acquired Fund shares were held as capital assets on the date of the Reorganization.

     AIC Trust and ING Equity Trust have not sought a tax ruling from the Internal Revenue Service ("IRS"), but are acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own adviser concerning the potential tax consequences to them, including state and local income taxes.

          COMPARATIVE INFORMATION OF SHAREHOLDER RIGHTS AND OBLIGATIONS

GENERAL.
--------

     Both the Successor Fund and the Acquired Fund are series of open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each of AIC Trust and ING Equity Trust are organized as a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts. AIC Trust and ING Equity Trust are governed by their respective Declaration of Trust, By-laws and Board of Trustees, in addition to applicable state and federal law. The rights of shareholders of the Acquired Fund and shareholders of the Successor Fund as set forth in the applicable Declaration of Trust and By-laws are substantially similar. Set forth below is a brief summary of the significant rights of shareholders of Successor Fund and shareholders of Acquired Fund.

SHARES OF THE SUCCESSOR FUND AND THE ACQUIRED FUND.
---------------------------------------------------

     ING Equity Trust is authorized to issue an unlimited number of shares of beneficial interest for a par value of $0.01 per share. The Successor Fund is a separate series of ING Equity Trust. The Board of Trustees has established five classes of shares of the Successor Fund, known as Class A, B, C, Q and I shares. Only Class I shares will be issued in conjunction with this Reorganization.

     The AIC Trust is authorized to issue an unlimited number of shares of beneficial interest which have no par value. The Acquired Fund is a portfolio of the AIC Trust and has two classes of shares, known as Class A Shares and Institutional Shares. No Class A shares are outstanding. Issued and outstanding shares of both the Successor Fund and the Acquired Fund are fully paid and nonassessable by ING Equity Trust and the AIC Trust, respectively, and are freely transferable.

VOTING RIGHTS.
--------------

     ING Equity Trust and AIC Trust are not required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary for certain changes in operations, the election of trustees under certain circumstances, and certain amendments to the Declaration of Trust. AIC Trust requires that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the outstanding shares of the series or class of AIC Trust, entitled to vote. Each share of the Successor Fund and of the Acquired Fund gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in each of ING Equity Trust and AIC Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

TRUSTEES.
---------

     The Declaration of Trust for ING Equity Trust and the Declaration of Trust for the AIC Trust each provide that the term of office of each Trustee shall be for the lifetime of ING Equity Trust or the AIC Trust, as the case may be, or the earlier of his or her death, resignation, retirement, removal or mental or other incapacity. A Trustee of AIC Trust may be removed by: (i) a majority vote of the Trustees or (ii) a vote of the majority of the outstanding shares at any special meeting of shareholders. A Trustee of ING Equity Trust may be removed
(i) for cause by two-thirds of the Trustees or (ii) by a vote of two-thirds of the outstanding shares at a special meeting of shareholders. A vacancy on the Board may be filled by a majority of the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.

LIABILITY OF TRUSTEES AND OFFICERS.
-----------------------------------

     Under both the Declaration of Trust for ING Equity Trust and the Declaration of Trust for the AIC Trust, a Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust for ING Equity Trust and the Declaration of Trust of AIC Trust each further provides that Trustees and officers will be indemnified by ING Equity Trust or AIC Trust, as the case may be, to the fullest extent permitted by law against liability and against all expenses in connection with litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.

SHAREHOLDER LIABILITY.
----------------------

     Under certain circumstances, shareholders of the Acquired Fund may be held personally liable as partners under Massachusetts law for obligations of the AIC Trust on behalf of the Acquired Fund. To protect its shareholders, the AIC Trust has filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the AIC Trust. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that the AIC Trust or its Trustees enter into or sign.

     In the unlikely event a shareholder is held personally liable for the AIC Trust's obligations on behalf of the Acquired Fund, the AIC Trust is required to use its property to protect or compensate the shareholder. On request, the AIC Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the AIC Trust on behalf of the Acquired Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the AIC Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Acquired Fund.

     Under certain circumstances, shareholders of the Successor Fund may be held personally liable under Massachusetts law for obligations of ING Equity Trust on behalf of the Successor Fund. To protect its shareholders, ING Equity Trust has filed documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders in connection with ING Equity Trust property or the acts, obligations, or affairs of ING Equity Trust. In the unlikely event that a shareholder of the Successor Fund is held personally liable for ING Equity Trust's obligations, ING Equity Trust shall indemnify the shareholder against all claims and liabilities to which the shareholder is subject by reason of his being a shareholder, and shall reimburse the shareholder for reasonable legal expenses. The indemnification and reimbursement shall be made only out of the assets of the Successor Fund.

TERMINATION.
------------

     In the event of the termination of ING Equity Trust or any portfolio or class of ING Equity Trust or of the termination the AIC Trust, the shareholders of the respective portfolio or class are entitled to receive, when and as declared by its Trustees, the excess of the assets belonging to the respective portfolio or class over the liabilities belonging to the respective portfolio or class. In either case, the assets belonging to the portfolio or class will be distributed among the shareholders in proportion to the number of shares of the respective portfolio or class held by them.

                                 CAPITALIZATION

     The Successor Fund is a newly-organized portfolio which, as of the date of this Prospectus/Proxy Statement, has not conducted any business (other than matters incident to its organization) and has no shareholders. Accordingly, the capitalization of the Successor Fund immediately following the Reorganization is expected to be identical to the capitalization of the Acquired Fund immediately prior to the Reorganization. The following table sets forth the unaudited capitalization of the Successor Fund and the outstanding shares of the Acquired Fund as of September 3, 2002 and on a pro forma combined basis as of that date.


                                                                    NET ASSET VALUE
FUND - CLASS                                  NET ASSETS                  PER SHARE         SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------
Acquired Fund - Institutional Shares
Total ..................................     $94,080,670.76                 $10.83              8,686,010.288
--------------------------------------------------------------------------------------------------------------
Successor Fund - Class I Shares
Total ..................................                 $0                     $0                          0
--------------------------------------------------------------------------------------------------------------
Successor Fund Pro Forma - Class I
Shares
Total ..................................     $94,080,670.76                 $10.83              8,686,010.288
--------------------------------------------------------------------------------------------------------------


             INFORMATION ABOUT ING EQUITY TRUST, THE SUCCESSOR FUND,
                       THE AIC TRUST AND THE ACQUIRED FUND

     Information about ING Equity Trust and the Successor Fund is contained in the Successor Fund's current Prospectus dated September 23, 2002, and the Successor Fund's Statement of Additional Information dated September 23, 2002 (relating to the Successor Fund's prospectus of the same date), and the Statement of Additional Information dated September 23, 2002 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of the Statements of Additional Information, which have been filed with the Securities and Exchange Commission (the "SEC"), may be obtained upon request and without charge by contacting the Successor Fund at 1-800-992-0180, or by writing to the Successor Fund at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258. ING Equity Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and statements, charter documents and other information filed by ING Equity Trust or the Successor Fund can be obtained by calling or writing the Successor Fund and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or from the SEC's Internet site at http://www.sec.gov.

     This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by ING Equity Trust with the SEC under the 1933 Act, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to ING Equity Trust and the Successor Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

     Information about the Acquired Fund and the AIC Trust is contained in the Acquired Fund's current Prospectus dated March 1, 2002, the Annual Report to Shareholders dated October 31, 2001, the Semi-Annual Report to Shareholders dated March 31, 2002, the Statement of Additional Information dated March 1, 2002, and the Statement of Additional Information dated September 23, 2002 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of such Prospectus, Annual Report, and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from the Acquired Fund by calling 1-888-712-1103, or by writing to the Acquired Fund at One Freedom Valley Drive, Oaks, PA 19456. The Acquired Fund is subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the AIC Trust or the Acquired Fund, can be obtained by calling or writing the Acquired Fund and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov.

                               VOTING INFORMATION

     This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of the AIC Trust of proxies for use at the Special Meeting of Shareholders (the "Special Meeting") to be held at 2:00 p.m. on October 30, 2002 at the offices of SEI GFS, One Freedom Valley Drive, Oaks, Pennsylvania 19456, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Reorganization Agreement. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the AIC Trust an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Special Meeting.

     The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser, Clarion or other ING subsidiaries. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of the Acquired Fund, the Adviser, Clarion or other ING subsidiaries at no additional cost to the Acquired Fund. Such solicitations may be by telephone, telegraph or personal contact. The Adviser, Clarion or other ING subsidiaries will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

     OUTSTANDING  SHARES AND VOTING  REQUIREMENTS.
The Board of Trustees of the AIC Trust has fixed the close of business on September 3, 2002, as the record date for the determination of shareholders of the Acquired Fund entitled to notice of and to vote at the Special Meeting and any adjournments thereof. As of the record date, the following number of Institutional Class Shares of the Acquired Fund was outstanding: 8,686,010.288.

     Each of the Acquired Fund's shares is entitled to one vote and fractional shares have proportionate voting rights. On the record date, the Trustees and officers of the AIC Trust as a group owned less than 1% of the outstanding shares of the Acquired Funds. To the best knowledge of AIC Trust, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the Acquired Fund's outstanding shares.



                                             SHARES OWNED OF RECORD                         PERCENT OF
NAME AND ADDRESS                                AND BENEFICIALLY                        OUTSTANDING SHARES
-------------------------------------------------------------------------------------------------------------
Sompo Japan Insurance, Inc.
Global Securities Investment Dept.
26-1 Nishi-Shinjuku 1-Chome
Shinjuku-Ku Tokyo 160-8338 Japan                      938,131.645                                 10.8%
-------------------------------------------------------------------------------------------------------------
Dorrance H Hamilton & Barbara
Cobb TR
Dorrance H Hamilton Trust
200 Eagle Rd Ste 316
Wayne, PA 19087-3115                                  690,572.382                                  8.0%
-------------------------------------------------------------------------------------------------------------
Union Theological Seminary
Educational Institution
3041 Broadway
New York, NY 10027-5710                               580,637.556                                  6.7%
-------------------------------------------------------------------------------------------------------------
Christian Theological Seminary
Not For Profit Seminary
1000 W 42nd Street
Indianapolis, IN 46208-3372                           552,127.088                                  6.4%
-------------------------------------------------------------------------------------------------------------
Northern Trust Company Trust
PO Box 92956
Chicago, IL 60675-2956                                503,889.287                                  5.8%
-------------------------------------------------------------------------------------------------------------

     As of the record date, there were no Class I shares of the Successor Fund outstanding.

     A majority of the issued and outstanding shares of the Acquired Fund, represented in person or by proxy, will be required to constitute a quorum at the Special Meeting for the purpose of voting on the proposed Reorganization. For purposes of determining the presence of a quorum, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Special Meeting. Voting requirements for the merger are based on state law, or the charter, not the 1940 Act. Approval of the Reorganization Agreement requires the affirmative vote of a majority of the shares of the Acquired Fund voted in person or by proxy at the Special Meeting. Because approval of the Reorganization Agreement is determined on the basis of a percentage of votes present at the Special Meeting, abstentions and "broker non-votes" are effectively treated as if they were votes against the Reorganization.

     DISSENTER'S RIGHT OF APPRAISAL.
Shareholders of the Acquired Fund objecting to the Reorganization have no appraisal rights under the AIC Trust's Declaration of Trust or Massachusetts law. Under the Plan, if approved by Acquired Fund shareholders, each shareholder will become the owner of Class I shares of the Successor Fund having a total net asset value equal to the total net asset value of his or her holdings in the Acquired Fund at the Closing Date.

     OTHER MATTERS AND  DISCRETION OF PERSONS NAMED IN THE PROXY.
Management of the AIC Trust knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

     If at the time any session of the Special Meeting is called to order, a quorum is not present in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment.

     Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION dated as of August 20, 2002 (the "Agreement"), between and among The Advisors' Inner Circle Fund ("AIC Trust"), a Massachusetts business trust, with its principal place of business at 101 Federal Street, Boston, MA 02110, with regard to its CRA Realty Shares Portfolio (the "Acquired Fund") and ING Equity Trust ("ING Equity Trust"), a Massachusetts business trust, with its principal place of business at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258 with regard to its ING Real Estate Fund (the "Acquiring Fund").

     WHEREAS, AIC Trust was organized on July 18, 1991 under Massachusetts law as a business trust under an Agreement and Declaration of Trust. AIC Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). AIC Trust has authorized two classes of shares of the Acquired Fund: Institutional Class Shares and Class A Shares. The Acquired Fund is a validly existing series of AIC Trust and has only Institutional Class Shares issued and outstanding;

     WHEREAS, ING Equity Trust was organized on June 12, 1998 under Massachusetts law as a business trust under a Declaration of Trust. ING Equity Trust is an open-end management investment company registered under the 1940 Act. ING Equity Trust has authorized capital consisting of an unlimited number of shares of beneficial interest with $0.01 par value of separate series of ING Equity Trust. The Acquiring Fund is a duly organized and validly existing series of ING Equity Trust;

     NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and shares of beneficial interest of Class I Shares of the Acquiring Fund ("Acquiring Fund Shares") followed by the distribution, at the Effective Time (as defined in Section 12 of this Agreement), of such Acquiring Fund Shares to the holders of Institutional Class Shares of the Acquired Fund ("Acquired Fund Shares") on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. The parties hereto covenant and agree as follows:

     1. PLAN OF REORGANIZATION. At the Effective Time, the Acquired Fund will assign, deliver and otherwise transfer all of its assets and goods and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (the "Statement of Assets and Liabilities") to the Acquiring Fund free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Acquiring Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, in exchange for delivery to the Acquired Fund by the Acquiring Fund of a number of Acquiring Fund Shares (both full and fractional) equivalent in number and value to the Acquired Fund Shares outstanding immediately prior to the Effective Time. Shareholders of record of Institutional Class Shares of the Acquired Fund at the Effective Time will be credited with full and fractional Class I Shares of the Acquiring Fund. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Effective Time shall after the Effective Time attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund. The events outlined in this Section 1 are the "Reorganization."

     2.  TRANSFER OF ASSETS.

     (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Effective Time.

     (b) The Acquired Fund shall direct First Union National Bank, as custodian for the Acquired Fund (the "Custodian"), to deliver, at or prior to the Effective Time, a certificate of an authorized officer stating that:
         (i) assets have been delivered in proper form to the Acquiring Fund within two business days prior to or at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Effective Time, and shall be transferred and delivered by the Acquired Fund prior to or as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Effective Time by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund's assets are deposited and the Custodian, the Acquired Fund's assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Effective Time.

     (c) The Acquired Fund shall direct Forum Financial Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver prior to or as of the Effective Time a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Institutional Class shares owned by each shareholder immediately prior to the Effective Time. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited at the Effective Time to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. No later than the Effective Time each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.  CALCULATIONS.

     (a) The number of Acquiring Fund Shares issued to the Acquired Fund pursuant to Section 1 hereof will be the number of issued and outstanding Acquired Fund Shares at the Valuation Time.

     (b) The net asset value of the Acquiring Fund Shares shall be the net asset value of the Acquired Fund's shares at the Valuation Time. The net asset value of Acquired Fund Shares shall be computed at the Valuation Time in the manner set forth in the Acquired Fund's then current prospectus under the Securities Act of 1933 (the "1933 Act").

     4. VALUATION OF ASSETS. The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund's net asset value is calculated at the Valuation Time (as hereinafter defined). The net asset value of the assets of the Acquired Fund to be transferred to the Acquiring Fund shall be computed by AIC Trust (and shall be subject to adjustment by the amount, if any, agreed to by AIC Trust and the Acquired Fund and ING Equity Trust and the Acquiring Fund). In determining the value of the securities transferred by the Acquired Fund to the Acquiring Fund, each security shall be priced in accordance with the pricing policies and procedures of the Acquired Fund as described in its then current prospectus and statement of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by AIC Trust, provided that such determination shall be subject to the approval of ING Equity Trust. AIC Trust and ING Equity Trust agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Fund and those determined in accordance with the pricing policies and procedures of the Acquired Fund.

     5. VALUATION TIME. The valuation time shall be 4:00 p.m., Eastern Time, on November 1, 2002, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the "Valuation Time"). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of ING Equity Trust or AIC Trust, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquiring Fund is practicable.

     6. LIQUIDATION OF THE ACQUIRED FUND AND CANCELLATION OF SHARES. At the Effective Time, the Acquired Fund will liquidate and the Acquiring Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Effective Time in exchange for the Acquired Fund Shares and in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive a number of Acquiring Fund Shares equal in number and value to the Acquired Fund Shares held by that shareholder, and each Acquiring Fund Share and each Acquired Fund Share will be of equivalent net asset value per share. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of the Acquired Fund that represents the respective number of Acquiring Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of AIC Trust at the Effective Time and shall thereafter represent only the right to receive Acquiring Fund Shares. The Acquired Fund's transfer books shall be closed permanently. AIC Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

     7. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. ING Equity Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. ING Equity Trust is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

    (c) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Fund Shares to be issued by the Acquiring Fund in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable by the Trust. Prior to the Effective Time, there shall be no issued and outstanding Acquiring Fund Shares or any other securities issued by the Acquiring Fund.

    (d) AUTHORITY RELATIVE TO THIS AGREEMENT. ING Equity Trust, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to carry out its obligations hereunder. The execution, delivery and performance of this Agreement, and the consummation of the transactions contemplated hereby, have been duly authorized by ING Equity Trust's Board of Trustees, and no other proceedings by the Acquiring Fund are necessary to authorize ING Equity Trust's officers to effectuate this Agreement and the transactions contemplated hereby. The Acquiring Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

    (e) LIABILITIES. There are no liabilities of the Acquiring Fund, whether or not determined or determinable, other than liabilities incurred in the ordinary course of business subsequent to the Effective Time or otherwise disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund. ING Equity Trust's Registration Statement, which is on file with the Securities and Exchange Commission (the "SEC"), does not contain an untrue statement of material fact or omit a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

    (f) LITIGATION. Except as disclosed to the Acquired Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Acquiring Fund, threatened which would materially adversely affect the Acquiring Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

    (g) CONTRACTS. Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquiring Fund.

    (h) TAXES. As of the Effective Time, all Federal and other tax returns, information returns, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

    (i) SUBCHAPTER M. For each taxable year of its operation (including the taxable year that includes the Effective Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Effective Date.

    8. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to the Acquiring Fund as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. AIC Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. AIC Trust is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

    (c) FINANCIAL STATEMENTS. The audited financial statements of AIC Trust relating to the Acquired Fund for the fiscal year ended October 31, 2001 and unaudited financial statements of AIC Trust relating to the Acquired Fund for the semi-annual period ended April 30, 2001 (the "Acquired Fund's Financial Statements"), as delivered to the Acquiring Fund, fairly present the financial position of the Acquired Fund as of the dates thereof, and the results of its operations and changes in its net assets for the periods indicated. There are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including notes thereto) in accordance with generally accepted accounting principles as of such date not disclosed therein.

    (d) MARKETABLE TITLE TO ASSETS. The Acquired Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for such assets, the Acquiring Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

    (e) AUTHORITY RELATIVE TO THIS AGREEMENT. AIC Trust, on behalf of the Acquired Fund, has the power to enter into this Agreement and to carry out its obligations hereunder. The execution, delivery and performance of this Agreement, and the consummation of the transactions contemplated hereby, have been duly authorized by AIC Trust's Board of Trustees, and, except for approval by the shareholders of the Acquired Fund, no other proceedings by that Acquired Fund are necessary to authorize AIC Trust's officers to effectuate this Agreement and the transactions contemplated hereby. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

    (f) LIABILITIES. There are no liabilities of the Acquired Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Fund's Financial Statements and liabilities incurred in the ordinary course of business prior to the Effective Time, or otherwise disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund. AIC Trust's Registration Statement, which is on file with the SEC, does not contain an untrue statement of a material fact or omit a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

    (g) LITIGATION. Except as disclosed to the Acquiring Fund, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquired Fund, threatened which would materially adversely affect the Acquired Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

    (h) CONTRACTS. Except for contracts and agreements disclosed to the Acquiring Fund, under which no default exists, the Acquired Fund, at the Effective Time, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever.

    (i) TAXES. As of the Effective Time, all Federal and other tax returns, information returns, and other tax-related reports of the Acquired Fund required by law to have been filed shall have been filed by such date (including extensions), and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

    (j) SUBCHAPTER M. For each taxable year of its operation (including the taxable year ending on the Effective Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Effective Date, and before the Effective Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Effective Date.

     9. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

    (a) All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time. At the Effective Time, ING Equity Trust shall have received a certificate from the President or Vice President of AIC Trust, dated as of such date, certifying on behalf of AIC Trust that as of such date that the conditions set forth in this clause (a) have been met.

    (b) The Acquiring Fund shall have received an opinion of counsel on behalf of the Acquired Fund, dated as of the Effective Time, addressed and in form and substance satisfactory to counsel for the Acquiring Fund, to the effect that: (i) AIC Trust is duly organized under the laws of the Commonwealth of Massachusetts and the Acquired Fund is a validly existing series of AIC Trust; (ii) AIC Trust is an open-end management investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite corporate action on behalf of AIC Trust and this Agreement has been duly executed and delivered by AIC Trust on behalf of the Acquired Fund and is a valid and binding obligation of AIC Trust on behalf of the Acquired Fund, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally and such counsel shall express no opinion with respect to the application of equitable principles on any proceeding, whether at law or in equity, as to the enforceability of any provision of this Agreement relating to remedies after default, as to availability of any specific or equitable relief of any kind, with respect to the provisions of this Agreement intended to limit liability for a particular matter to a particular Acquired Fund and its assets, including but not limited to Section 21 of this Agreement or with respect to the provisions of this Agreement relating to indemnification; and (iv) to the best of counsel's knowledge, no consent, approval, order or other authorization of any Federal or state court or administrative or regulatory agency is required for AIC Trust to enter into this Agreement on behalf of the Acquired Fund or carry out its terms that has not been obtained other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund.

    (c) The Acquired Fund shall have delivered to the Acquiring Fund at the Effective Time the Acquired Fund's Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of AIC Trust as to the aggregate asset value of the Acquired Fund's portfolio securities.

    (d) At the Effective Time, AIC Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by AIC Trust prior to or at the Effective Time and ING Equity Trust shall have received a certificate from the President or Vice President of AIC Trust, dated as of such date, certifying on behalf of AIC Trust that the conditions set forth in this clause (d) have been, continue to be, satisfied.

    10. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

    (a) All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time. At the Effective Time, AIC Trust shall have received a certificate from the President or Vice President of ING Equity Trust, dated as of such date, certifying on behalf of ING Equity Trust that as of such date that the conditions set forth in this clause (a) have been met.

    (b) The Acquired Fund shall have received an opinion of counsel on behalf of the Acquiring Fund, dated as of the Effective Time, addressed and in form and substance satisfactory to counsel for the Acquired Fund, to the effect that: (i) ING Equity Trust is duly organized under the laws of the Commonwealth of Massachusetts and the Acquiring Fund is a validly existing series of the ING Equity Trust; (ii) ING Equity Trust is an open-end management investment company registered under the 1940 Act;
        (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite corporate action of ING Equity Trust on behalf of the Acquiring Fund and this Agreement has been duly executed and delivered by ING Equity Trust on behalf of the Acquiring Fund and is a valid and binding obligation of ING Equity Trust, on behalf of the Acquiring Fund, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally and such counsel shall express no opinion with respect to the application of equitable principles on any proceeding, whether at law or in equity, as to the enforceability of any provision of this Agreement relating to remedies after default, as to availability of any specific or equitable relief of any kind, with respect to the provisions of this Agreement intended to limit liability for a particular matter to a particular Acquiring Fund and its assets, including but not limited to
        Section 21 of this Agreement or with respect to the provisions of this Agreement relating to indemnification; (iv) to the best of counsel's knowledge, no consent, approval, order or other authorization of any Federal or state court or administrative or regulatory agency is required for ING Equity Trust to enter into this Agreement on behalf of the Acquiring Fund or carry out its terms that has not already been obtained, other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquiring Fund; and (v) the Acquiring Fund Shares to be issued in the Reorganization have been duly authorized and upon issuance thereof in accordance with this Agreement will be validly issued, fully paid and non-assessable by the Trust.

    (c) At the Effective Time, ING Equity Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by ING Equity Trust prior to or at the Effective Time and AIC Trust shall have received a certificate from the President or Vice President of ING Equity Trust, dated as of such date, certifying on behalf of ING Equity Trust that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

    (d) The  Acquired  Fund  shall  have  declared  and paid a  distribution  or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern Time on the Closing; and
        (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

     11. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE ACQUIRING FUND. The obligations of the Acquired Fund and the Acquiring Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions:

     (a) With respect to the Acquired Fund, AIC Trust will call a meeting of shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval by shareholders of the Acquired Fund of this Agreement and the transactions contemplated herein, including the Reorganization and the termination of the Acquired Fund if the Reorganization is consummated. AIC Trust has prepared or will prepare a notice of meeting, form of proxy, and proxy statement (collectively, the "Proxy Materials") to be used in connection with such meeting; provided that the Acquiring Fund has furnished or will furnish information relating to it as is reasonably necessary for the preparation of the Proxy Materials.

     (b) The Registration Statement on Form N-14 of the Acquiring Fund shall be effective under the 1933 Act and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     (c) The shares of the Acquiring Fund shall have been duly qualified for offering to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

     (d) The Acquired Fund and the Acquiring Fund shall have received on or before the Effective Time an opinion of counsel satisfactory to the Acquired Fund and the Acquiring Fund, based on customary officers' certificates provided by each, substantially to the effect that for Federal income tax purposes:

         (1) No gain or loss will be recognized by the Acquired Fund upon the transfer of its assets in exchange solely for Acquiring Fund Shares (except to the extent that such assets consist of contracts described in section 1256 of the Code) and the assumption by the Acquiring Fund of the Acquired Fund's stated liabilities;

         (2) No gain or loss will be recognized by the Acquiring Fund on its receipt of Acquired Fund assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities;

         (3) The basis of the Acquired Fund's assets in the Acquiring Fund's hands will be the same as the basis of those assets in the Acquired Fund's hands immediately before the Effective Time;

         (4) The Acquiring Fund's holding period for the assets received by the Acquired Fund will include the holding period of those assets in the Acquired Fund's hands immediately before the Effective Time;

         (5) No gain or loss will be recognized by the Acquired Fund on the distribution of Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their Acquired Fund Shares;

         (6) No gain or loss will be recognized by any Acquired Fund shareholder as a result of the Acquired Fund's distribution of Acquiring Fund Shares to such shareholder in exchange for such shareholder's Acquired Fund Shares;

         (7) The basis of the Acquiring Fund Shares received by each Acquired Fund shareholder will be the same as the adjusted basis of that Acquired Fund shareholder's Acquired Fund Shares surrendered in exchange therefor; and

         (8) The holding period of the Acquiring Fund Shares received by each Acquired Fund shareholder will include such shareholder's holding period for the Acquired Fund Shares surrendered in exchange therefor, provided that said Acquired Fund Shares were held as capital assets as of the Effective Time.

     (e) This Agreement and the Reorganization contemplated hereby shall have been approved by at least a majority of the outstanding shares of the Acquired Fund entitled to vote on the matter.

     (f) The Board of Trustees of ING Equity Trust shall have approved this Agreement and authorized the issuance by the Acquiring Fund of Acquiring Fund Shares at the Effective Time in exchange for the assets of the Acquired Fund pursuant to the terms and provisions of this Agreement.

     12. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Acquired Fund's assets for the Acquiring Fund Shares shall be effective as of opening of business on November 4, 2002, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

     13. TERMINATION. This Agreement and the transactions contemplated hereby may be terminated and abandoned without penalty by resolution of the Board of Trustees of AIC Trust and/or by resolution of the Board of Trustees of ING Equity Trust, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of both or either Board, make proceeding with the Agreement inadvisable.

     14. AMENDMENT. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, however, no such amendment may have the effect of changing the provisions for determining the number or value of Acquiring Fund Shares to be paid to the Acquired Fund's shareholders under this Agreement to the detriment of such Acquired Fund's shareholders.

     15. GOVERNING LAW. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

     16. NOTICES. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

              if to the Acquiring Fund:          if to the Acquired Fund:
              Kimberly Anderson                  William E. Zitelli, Esq.
              ING Equity Trust                   SEI Investments Company
              7337 E. Doubletree Ranch Road      One Freedom Valley Drive
              Scottsdale, AZ 85258               Oaks, PA 19456


              with a copy to:                    with a copy to:
              Jeffrey S. Puretz, Esq.            John M. Ford, Esq.
              Dechert                            Morgan, Lewis & Bockius LLP
              1775 Eye Street, NW                1111 Pennsylvania Avenue, NW
              Washington, DC 20006               Washington, DC 20004


     17. FEES AND EXPENSES.

     (a) Each of the Acquiring Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     (b) Except as otherwise provided for herein, all expenses of the reorganization contemplated by this Agreement will be borne by ING Investments, LLC or its affiliates, on behalf of the Acquired Fund. Such expenses include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Proxy Materials under the 1934 Act; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Acquired Fund's shareholders are resident as of the date of the mailing of the Proxy Materials to such shareholders;
         (iv) postage; (v) printing; (iv) accounting fees; (vii) legal fees; and
         (viii) solicitation costs related to obtaining shareholder approval of the transactions contemplated by this Agreement. Notwithstanding the foregoing, the Acquiring Fund shall pay its own Federal and state registration fees.

     18.  INDEMNIFICATION.

     (a) ING Equity Trust, out of the assets of the Acquiring Fund, shall indemnify, defend and hold harmless the Acquired Fund, AIC Trust, its Board of Trustees, officers, employees and agents (collectively
         "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of ING Equity Trust, on behalf of the Acquiring Fund, arising from any untrue statement or alleged untrue statement of a material fact contained in the Proxy Materials, as filed and in effect with the SEC, or any application prepared by ING Equity Trust, on behalf of the Acquiring Fund with any state regulatory agency in connection with the transactions contemplated by this Agreement under the securities laws thereof ("Application"); or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that ING Equity Trust and the Acquiring Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission by ING Equity Trust and/or the Acquiring Fund about ING Equity Trust and/or the Acquiring Fund or the transactions contemplated by this Agreement made in the Proxy Materials or any Application.

     (b) AIC Trust, on behalf of the Acquired Fund, shall indemnify, defend, and hold harmless the Acquiring Fund, ING Equity Trust, its Board of Trustees, officers, employees and agents ("Acquiring Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquiring Fund Indemnified Parties, including amounts paid by any one or more of the Acquiring Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action or proceeding, or threatened third-party claim, suit, action or proceeding made with the consent of AIC Trust, on behalf of the Acquired Fund (if the Acquired Fund still exists), arising from any untrue statement or alleged untrue statement of a material fact contained in the Proxy Materials, as filed and in effect with the SEC or any Application; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein and necessary to make the statements therein not misleading; provided, however, that AIC Trust and the Acquired Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission by AICTrust and/or the Acquired Fund about AIC Trust and/or the Acquired Fund or about the transactions contemplated by this Agreement made in the Proxy Materials or any Application.

     (c) ING Equity Trust, out of the Acquiring Fund's assets, shall indemnify, defend, and hold harmless each of the Acquiring Fund's Indemnified Parties from and against any and all losses, claims, damage, liabilities, or expenses including, without limitation, the payment of reasonable legal fees and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquiring Fund Indemnified Parties, including amounts paid by any one or more of the Acquiring Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding, insofar as any such loss, claim, damage, liability, or expense (or actions with respect thereto) arises out of any act, conduct or omission relating to the Acquired Fund prior to the Effective Time.

     (d) ING Equity Trust, out of the Acquiring Fund's assets, shall indemnify, defend, and hold harmless each of the Acquired Fund's Indemnified
         Parties from and against any and all losses, claims, damage, liabilities, or expenses including without limitation, the payment of reasonable legal fees and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding, insofar as any such loss, claim, damage, liability, or expense (or actions with respect thereto) arises out of any act, conduct or omission relating to the Acquiring Fund subsequent to the Effective Time.

     (e) A party seeking indemnification hereunder is hereinafter called the "indemnified party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "indemnifying party." Each indemnified party shall notify the indemnifying party in writing within ten (10) days of the receipt by one or more of the indemnified parties of any notice of legal process of any suit brought against or claim made against such indemnified party as to any matters covered by this Section 18, but the failure to notify the indemnifying party shall not relieve the indemnifying party from any liability which it may have to any  indemnified  party  otherwise than under this
         Section 18. The indemnifying party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this Section 18, or, if it so elects, to assume at its own expense the defense thereof with counsel satisfactory to the indemnified parties; provided, however, if the defendants in any such action include both the indemnifying party and any indemnified party and the indemnified party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the indemnifying party, the indemnified party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such indemnified party.

     (f) Upon receipt of notice from the indemnifying party to the indemnified parties of the election by the indemnifying party to assume the defense of such action, the indemnifying party shall not be liable to such indemnified parties under this Section 18 for any legal or other expenses subsequently incurred by such indemnified parties in connection with the defense thereof unless (i) the indemnified parties shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence (it being understood, however, that the indemnifying party shall not be liable for the expenses of more than one separate counsel); (ii) the indemnifying party does not employ counsel reasonably satisfactory to the indemnified parties to represent the indemnified parties within a reasonable time after notice of commencement of the action; or (iii) the indemnifying party has authorized the employment of counsel for the indemnified parties at its expense.

     (g) This Section 18 shall survive the termination of this Agreement and for a period of five years following the Effective Date.

     19. HEADINGS, COUNTERPARTS, ASSIGNMENT.

     (a) The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     20. ENTIRE AGREEMENT. Each of the Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

     21. FURTHER ASSURANCES. Each of the Acquiring Fund and the Acquired Fund shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

     22. BINDING NATURE OF AGREEMENT. As provided in AIC Trust's Declaration of Trust on file with the Secretary of the Commonwealth of Massachusetts, this Agreement was executed by the undersigned officers and trustees of AIC Trust, on behalf of the Acquired Fund, as officers and trustees and not individually, and the obligations of this Agreement are not binding upon the undersigned officers and trustees individually, but are binding only upon the assets and property of AIC Trust. Moreover, no series of AIC Trust shall be liable for the obligations of any other series of AIC Trust. This Agreement was executed by the undersigned officers and trustees of ING Equity Trust, on behalf of the Acquiring Fund, as officers and trustees and not individually, and the obligations of this Agreement are not binding upon the undersigned officers and trustees individually, but are binding only upon the assets and property of ING Equity Trust.

     Moreover, no series of ING Equity Trust shall be liable for the obligations of any other series of ING Equity Trust.

                                            ING EQUITY TRUST,
                                            on behalf of its series,
                                            the ING Real Estate Fund


                                            By:_____________________

                                            Title:____________________



                                            THE ADVISORS' INNER CIRCLE FUND,
                                            on behalf of its series,
                                            the CRA Realty Shares Portfolio


                                            By:_____________________

                                            Title:____________________

                       STATEMENT OF ADDITIONAL INFORMATION

                               September 23, 2002

                          Acquisition of the Assets of
                           CRA REALTY SHARES PORTFOLIO
                                  portfolio of
                         THE ADVISORS' INNER CIRCLE FUND
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                        Telephone Number: 1-800-932-7781
                     By and in Exchange for Class I Shares of
                              ING REAL ESTATE FUND
                                  portfolio of
                                ING EQUITY TRUST
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                        Telephone Number: 1-800-992-0180

              This Statement of Additional Information dated September 23, 2002 is not a prospectus. A Prospectus/Proxy Statement dated September 23, 2002 related to the above-referenced matter may be obtained from ING Equity Trust,

7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258. This Statement of

Additional Information should be read in conjunction with such Prospectus/Proxy

Statement.

                                TABLE OF CONTENTS

1. Statement of Additional Information of ING Equity Trust, dated September 23, 2002.

2. Statement of Additional Information of CRA Realty Shares Portfolio, a portfolio of THE ADVISORS' INNER CIRCLE FUND, dated March 1, 2002.

3. Annual report of CRA Realty Shares Portfolio, a portfolio of THE ADVISORS' INNER CIRCLE FUND, dated October 31, 2001.

4. Unaudited Semi-Annual Report for CRA Realty Shares Portfolio, a portfolio of THE ADVISORS'INNER CIRCLE FUND, dated April 30, 2002.

              The Statement of Additional Information of ING Equity Trust ("ING

Equity Trust") dated September 23, 2002, is incorporated herein by reference to

ING Equity Trust's Statement of Additional Information included in its

Registration Statement on Form N-1A filed pursuant to Rule 485(b) (File Nos.

333-59745 and 811-08895) which was filed with the Securities and Exchange

Commission on or about September 23, 2002. A copy may be obtained, upon request and without charge, from the Trust at 7337 E. Doubletree Ranch Road, Scottsdale,

AZ 85258, telephone number: 1-800-992-0180.

              The Statement of Additional Information of the CRA Realty Shares

Portfolio ("Acquired Fund"), The Advisors' Inner Circle Fund (the "AIC Trust"),

dated March 1, 2002, is incorporated herein by reference to Post-Effective

Amendment No. 49 to the AIC Trust's Registration Statement on Form N-1A (File

Nos. 33-42484 and 811-06400) which was filed with the Securities and Exchange

Commission on or about February 28, 2002. A copy may be obtained, upon request and without charge, from AIC Trust at One Freedom Valley Drive, Oaks, PA 19456;

telephone number: 1-888-712-1103.

              Financial Statements of ING Real Estate Fund ("Successor Fund"), a

portfolio of ING Equity Trust, are not included herein because the Successor

Fund has not yet commenced operations.

         The audited financial statements of the Acquired Fund, dated October

31, 2001, are incorporated herein by reference to the Acquired Fund's Annual

Report to Shareholders, dated October 31, 2001, which was filed with the

Securities and Exchange Commission on or about December 21, 2001. A copy may be obtained, upon request and without charge, from the AIC Trust at One Freedom

Valley Drive, Oaks, PA 19456; telephone number: 1-888-712-1103.

              Pro forma financial information is not required because the

Successor Fund has not conducted any business other than matters incident to its organization and will not commence operations until completion of the

Reorganization.

CRA REALTY SHARES PORTFOLIO
a portfolio of
THE ADVISORS' INNER CIRCLE FUND,
SPECIAL MEETING OF SHAREHOLDERS
October 30, 2002


CRA REALTY SHARES PORTFOLIO
a portfolio of
THE ADVISORS' INNER CIRCLE FUND,


CUSIP NO.   ____________________


The undersigned shareholder(s) of CRA Realty Shares Portfolio ("Acquired Fund"), a portfolio of THE ADVISORS' INNER CIRCLE FUND, ("AIC Trust") hereby appoint(s) Laurie Brooks and William Zitelli as true and lawful proxies, with power of substitution of each, to vote all shares of the Acquired Fund which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on October 30, 2002, 2:00 p.m. (Eastern time) at the offices of AIC Trust's administrator, SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania (the "Special Meeting").

Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The proxy named will vote the shares represented by this proxy in accordance with the choice made on this ballot. IF NO CHOICE IS INDICATED, THIS PROXY WILL BE VOTED FOR THAT MATTER.

         Proposal 1:       To  approve  or  disapprove a proposed  Agreement and
                           Plan of Reorganization (the "Agreement")  between the
                           AIC  Trust,  on  behalf  of  the  CRA  Realty  Shares
                           Portfolio ("Acquired Fund"), and the ING Equity Trust on behalf of its ING Real Estate Fund ("Successor
                           Fund"), whereby the Successor Fund would acquire all of the assets of the Acquired Fund in exchange for Successor Fund shares to be distributed pro rata to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund.

         Proposal 2:       To transact such other business as may  properly come
                           before  the  Special  Meeting  or  any   adjournments
                           thereof.

YOU CAN HELP THE TRUST AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY SO THAT THE REQUIRED QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PLEASE RETURN BOTTOM PORTION WITH YOUR VOTE IN THE ENCLOSED ENVELOPE AND RETAIN THE TOP PORTION.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:  X

KEEP THIS PORTION FOR YOUR RECORDS.

--------------------------------------
DETACH AND RETURN THIS PORTION ONLY.
CRA REALTY SHARES PORTFOLIO
a portfolio of
THE ADVISORS' INNER CIRCLE FUND,
RECORD DATE SHARES: _________________


                              VOTE ON THE PROPOSAL

     FOR            AGAINST         ABSTAIN

Please sign EXACTLY as your name(s) appear(s) above. When signing as attorney, executor, administrator, guardian, trustee, custodian, etc., please give your full title as such. If a corporation or partnership, please sign the full name by an authorized officer or partner. If stock is owned jointly, all owners should sign.

-----------------------------------

-----------------------------------
Signature(s) of Shareholder(s)

Date: ______________________________

                                     PART C
                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Section 4.3 of Registrant's Declaration of Trust provides the following:

(a)      Subject to the exceptions and limitations contained in paragraph
(b) below:

         (i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

         (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)      No indemnification shall be provided hereunder to a Trustee or Officer:

         (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; or

         (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                  (A) by the court or other body approving the settlement or other disposition; or

                  (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4.3, provided that either:

         (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

         (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

         Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

         In so far as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16.  EXHIBITS

(1)(a) Declaration of Trust - previously filed as Exhibit (a) to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated by reference to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
           0001005477-98-001994.

(1)(b) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated May 9, 2001 - previously filed as Exhibit (a)(2) to the Registrant's Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-500736.

 (1)(c)    Certificate of Amendment of Declaration of Trust, dated June 15, 2001
           - previously filed as Exhibit (a)(3) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-500736.

 (1)(d) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Biotechnology Fund) - previously filed as Exhibit (a)(4) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A on August 30, 2001 and incorporated by reference via EDGAR Accession No. 00009501047-01-501550.

 (1)(e) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (Pilgrim Principal Protection Fund II) - previously filed as Exhibit (a)(5) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-501195.

 (1)(f) Establishment and Designation of Additional Series and Classes of Beneficial Interest, Par Value $0.01 per share (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as Exhibit (a)(6) to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-501289.

 (1)(g) Form of Certificate of Amendment to Declaration of Trust - previously filed as Exhibit (a)(7) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated by reference via EDGAR Accession
           No. 0000950153-02-000359.

 (1)(h) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund III) previously filed as Exhibit (a)(7) to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A on January 15, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-000030.

 (1)(i) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund IV) - previously filed as Exhibit (a)(8) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 29, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-001036.

 (1)(j) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund V) - previously filed as Exhibit (a)(10) to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A on July 16, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-001263.

 (1)(k) Form of Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Real Estate Fund)- filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(1)(l) Form of Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund V) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(2)(a) Bylaws - previously filed as Exhibit (b) to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated by reference via EDGAR Accession No. 0001005477-98-001994.

(2)(b) Form of Amendment to Bylaws - previously filed as Exhibit (b)(2) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated by reference via EDGAR Accession No. 0000950147-01-500433.

(3)        Not Applicable.

(4) Agreement and Plan of Reorganization, dated August 19, 2002, between and among The Advisors' Inner Circle Fund and ING Equity Trust is filed herewith.

(5)        Not Applicable.

(6)(a) Form of Investment Management Agreement between ING Equity Trust and ING Investments, LLC- filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(6)(b) Investment Management Agreement between Pilgrim Equity Trust and ING Pilgrim Investments LLC (Pilgrim Principal Protection Fund) - previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated by reference via EDGAR Accession
           No. 0000950153-01-500736.

(6)(c) Form of Amended and Restated Schedule A to Investment Management Agreement with ING Pilgrim Investments, LLC (Pilgrim Principal Protection Fund II) - previously filed as Exhibit (d)(4) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-501195.

(6)(d) Form of Amended and Restated Schedule A to Investment Management Agreement ING Pilgrim Investments, LLC (ING Principal Protection Fund
           III) - previously filed as Exhibit (d)(10) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-000305.

(6)(e) Form of Amended and Restated Schedule A to Investment Management Agreement between ING Equity Trust and ING Pilgrim Investments, LLC (ING Principal Protection Fund IV) - previously filed as Exhibit
           (d)(12) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 29, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-001036.

(6)(f) Form of Investment Management Agreement with ING Investments, LLC - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(6)(g) Form of Investment Management Agreement with ING Investments, LLC - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(6)(h) Form of Investment Management Agreement with ING Investments, LLC - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(6)(i) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (Pilgrim Principal Protection
           Fund) - previously filed as Exhibit (d)(2) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-500736.

(6)(j) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and AW Advisors, LLC (ING Biotechnology Fund) - previously filed as Exhibit (d)(7) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on March 1, 2002 and incorporated by reference via EDGAR Accession No. 0000950147-02-000362.

(6)(k) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as Exhibit (d)(9) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A on February 15, 2002 and incorporated by reference via EDGAR Accession No. 0000950147-02-000280.

(6)(l) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund III) - previously filed as Exhibit (d)(11) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated by reference via EDGAR Accession No.
           0000950153-02-000305.

(6)(m) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund IV) - previously filed as Exhibit
           (d)(13) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 29, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-001036.

(6)(n) Form of Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Research Enhanced Index Fund)
           - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(6)(o) Form of Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities, L.P. (ING Real Estate Fund) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(6)(p) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund V) - to be filed by amendment to Form N-1A.

(7)(a) Form of Underwriting Agreement with ING Funds Distributor, Inc. - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(7)(b) Form of Underwriting Agreement with ING Funds Distributor, Inc. - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(8)        Not Applicable.

(9)(a) Form of Custodian and Investment Accounting Agreement between Pilgrim Equity Trust and State Street Bank and Trust Company - previously filed as Exhibit (g)(3) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-501195.


(9)(b) Form of Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (Pilgrim Principal Protection Fund) - previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-500736.

(9)(c) Form of Amended and Restated Schedule A with respect to the Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (Pilgrim Principal Protection Fund II) - previously filed as Exhibit
           (g)(5) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated by reference via EDGAR Accession No.
           0000950153-01-501195.

(9)(d) Form of Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (ING Principal Protection Fund III) - previously filed as Exhibit (g)(6) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-000305.


(9)(e) Form of Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (ING Principal Protection Fund IV) - previously filed as Exhibit (g)(8) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 29, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-001036

(9)(f) Form of Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (ING Principal Protection Fund V) - to be filed by amendment to Form N-1A.

(9)(g) Form of Amended and Restated Schedule A to Custodian and Investment Accounting Agreement between ING Equity Trust and State Street Bank and Trust Company- filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(a) Form of Amended and Restated Service and Distribution Plan (Classes A, B, C, Q and T) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(b) Form of Service and Distribution Plan (Class A) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(c) Form of Service and Distribution Plan (Class A) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(d) Form of Service and Distribution Plan (Class A) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(e) Form of Service and Distribution Plan (Class A) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(f) Form of Service and Distribution Plan (Class B) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(g) Form of Service and Distribution Plan (Class B) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(h) Form of Service and Distribution Plan (Class B) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(i) Form of Distribution Plan (Class B) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(j) Form of Service and Distribution Plan (Class C) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(k) Form of Service and Distribution Plan (Class C) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(l) Form of Service and Distribution Plan (Class C) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(m) Form of Distribution Plan (Class C) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(n) Form of Shareholder Service Plan (Class Q) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(o) Form of Shareholder Service Plan (Class Q) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(p) Form of Shareholder Service Plan (Class Q) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(q) Form of Service and Distribution Plan (Class T) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(r) Form of Multiple Class Plan Pursuant to Rule 18f-3 - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(10)(s)    Form of Shareholder Servicing Plan (ING Tax Efficient Equity Fund)
           - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(11) Opinion and Consent of Dechert that the shares will be validly issued, fully paid and non-assessable is filed herewith.

(12) Opinion and Consent of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith.

(13)(a) Form of Transfer Agency Agreement between ING Pilgrim Investments LLC and DST Systems, Inc. (Principal Protection Fund) - previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-500736.

(13)(b) Form of Amendment to Transfer Agency Agreement between ING Pilgrim Investments, LLC and DST Systems, Inc. - previously filed as Exhibit
           (h)(4) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated by reference via EDGAR Accession No.
           0000950153-01-501195.

(13)(c) Form of Amended Exhibit A to Transfer Agency Agreement between ING Funds and DST Systems, Inc. - previously filed as Exhibit (h)(19) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 29, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-001036.

(13)(d) Form of Third Amended and Restated Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC - previously filed as Exhibit (h)(8) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-501195.

(13)(e) Form of Amended and Restated Exhibit A to Transfer Agency Agreement between ING Funds and DST Systems, Inc. - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(13)(f) Form of Amended and Restated Schedule A to Third Amended and Restated Administrative Services Agreement between ING Equity Trust and ING Funds Services, LLC (formerly ING Pilgrim Group, LLC) - previously filed as Exhibit (h)(20) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 29, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-001036.

(13)(g) Form of Financial Guaranty Agreement between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as Exhibit (h)(5) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-500736 to Form N-1A.

(13)(h) Form of Amended and Restated Schedule A to Amended and Restated Expense Limitation Agreement between ING Investments, LLC (formerly ING Pilgrim Investments, LLC), Aeltus Investment Management and ING Equity Trust (ING Principal Protection Fund IV) - previously filed as Exhibit (h)(21) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 29, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-001036.

(13)(i) Form of Expense Limitation Agreement among ING Pilgrim Investments, LLC, AW Advisors, LLC and ING Equity Trust (ING Biotechnology Fund) - previously filed as Exhibit (h)(10) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on March 1, 2002 and incorporated by reference via EDGAR Accession No. 0000950147-02-000362.

(13)(j) Form of Amended and Restated Schedule A to Third Amended and Restated Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC - previously filed as Exhibit (h)(16) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-000305.

(13)(k) Form of Expense Limitation Agreement between ING Pilgrim Investments, LLC and Pilgrim Equity Trust (Pilgrim MidCap Opportunities Fund) - previously filed as Exhibit (h)(18) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-000359.

(13)(l) Form of Expense Limitation Agreement between ING Investments, LLC and ING Equity Trust - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(13)(m) Form of Expense Limitation Agreement among ING Investments, LLC, Clarion CRA Securities, L.P. and ING Equity Trust - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(13)(n) Form of Amended and Restated Schedule A to Amended and Restated Expense Limitation Agreement between ING Investments, LLC (formerly ING Pilgrim Investments, LLC), Aeltus Investment Management and ING Equity Trust (ING Principal Protection Fund V) - to be filed by amendment to Form N-1A.

(13)(o) Form of Selling Group Agreement - previously filed as Exhibit (h)(7) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated by reference via EDGAR Accession No. 0000950147-01-500778.

(13)(p) Form of Financial Institution Selling Group Agreement - previously filed as Exhibit (h)(8) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated by reference via EDGAR Accession No.
           0000950147-01-500778.

(13)(q) Form of Administration Agreement - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(13)(r) Form of Shareholder Service Agreement - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(14)       Not Applicable.

(15)       Not Applicable.

(16)(a) Powers of Attorney for James M. Hennessy, Michael J. Roland and each Trustee except Paul S. Doherty were filed as attachments to Post-Effective Amendment No. 24 to the Registrant's Form N-1A Registration Statement as filed on February 27, 2002, and are incorporated by reference via EDGAR Accession No.
           0000950153-02-000359.

(16)(b) Powers of Attorney for Paul S. Doherty was filed as an attachment to Post-Effective Amendment No. 29 as filed on July 12, 2002, and is incorporated by reference via EDGAR Accession No.
           0000950153-02-001237.

(17)(a) Prospectus and Statement of Additional Information for Class I Shares of the ING Real Estate Fund of the ING Equity Trust -filed as Post-Effective No. __ to the Registrant's Form N-1A Registration Statement as filed on September 23, 2002, and are incorporated herein by reference.

(17)(b) Prospectus and Statement of Additional Information for Class I Shares of the Clarion CRA Realty Shares Portfolio of The Advisors' Inner Circle Fund - previously filed as Post-Effective No. 51 to The Advisors' Inner Circle Fund's Form N-1A Registration Statement as filed on June 14, 2002, and are incorporated by reference via EDGAR Accession No. 0001135428-02-000175.

(17)(c) Annual Report of the Clarion CRA Realty Shares Portfolio of The Advisors' Inner Circle Fund dated October 31, 2001 - previously filed on December 21, 2001 and incorporated by reference via EDGAR Accession No. 0000935069-01-500741.

(17)(d) Unaudited Semi-Annual Report of the Clarion CRA Realty Shares Portfolio of The Advisors' Inner Circle Fund dated April 30, 2002 - previously filed on June 25, 2002 and incorporated by reference via EDGAR Accession No. 0000935069-02-000671.

ITEM 17.  UNDERTAKINGS

(1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The registrant agrees that every prospectus that is filed under paragraph
(1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant agrees that it will obtain an opinion of counsel that the Reorganization Agreement will constitute a tax-free "Reorganization" under
Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Scottsdale and State of Arizona on the ___ day of _____, 2002.

                                    ING Equity Trust

                                    By:/s/ MICHAEL J. ROLAND
                                    Michael J. Roland
                                    Executive Vice  President, Principal
                                    Financial Officer and
                                    Assistant Secretary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


                *                               Trustee and Chairman            ____, 2002
---------------------------------------
         John G. Turner

                *                               President and Chief Executive   ____, 2002
---------------------------------------         Officer
         James M. Hennessy


                *                               Executive Vice President and    ____, 2002
---------------------------------------         Principal Financial Officer
         Michael J. Roland


                *                               Trustee                         ____, 2002
---------------------------------------
         Paul S. Doherty

                *                               Trustee                         ____, 2002
---------------------------------------
         J. Michael Earley

                *                               Trustee                         ____, 2002
---------------------------------------
         R. Barbara Gitenstein

                *                               Trustee                         ____, 2002
---------------------------------------
         R. Glenn Hilliard

                *                               Trustee                         ____, 2002
---------------------------------------
         Walter H. May, Jr.

                *                               Trustee                         ____, 2002
---------------------------------------
         Thomas J. McInerney




                *                                Trustee                        ____, 2002
---------------------------------------
         Jock Patton

                *                                Trustee                        ____, 2002
---------------------------------------
         David W.C. Putnam


                *                                Trustee                        ____, 2002
---------------------------------------
         Blaine E. Rieke

                *                                Trustee                        ____, 2002
---------------------------------------
         Roger P. Vincent

                *                                Trustee                        ____, 2002
---------------------------------------
         Richard A. Wedemeyer


* By:/S/ MICHAEL J. ROLAND
     Michael J. Roland
     Attorney-in-Fact**



** Powers of Attorney for James M. Hennessy, Michael J. Roland and each Trustee except Paul S. Doherty were filed as attachments to Post-Effective Amendment No. 24 to the Registrant's Form N-1A Registration Statement as filed on February 27, 2002, and are incorporated herein by reference. Mr. Doherty's Power of Attorney was filed as an attachment to Post-Effective Amendment No. 29 as filed on July 11, 2002, and is incorporated herein by reference.

                                  EXHIBIT INDEX

NUMBER   EXHIBIT

 EX-99.1A Declaration of Trust - previously filed as Exhibit (a) to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated by reference to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001005477-98-001994.

 EX-99.1B Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated May 9, 2001 - previously filed as Exhibit (a)(2) to the Registrant's Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-500736.

 EX-99.1C Certificate of Amendment of Declaration of Trust, dated June 15, 2001 - previously filed as Exhibit (a)(3) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-500736.

 EX-99.1D Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Biotechnology Fund) - previously filed as Exhibit (a)(4) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A on August 30, 2001 and incorporated by reference via EDGAR Accession No. 00009501047-01-501550.

 EX-99.1E Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (Pilgrim Principal Protection Fund II) - previously filed as Exhibit (a)(5) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-501195.

 EX-99.1F Establishment and Designation of Additional Series and Classes of Beneficial Interest, Par Value $0.01 per share (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as Exhibit (a)(6) to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-501289.

 EX-99.1G Form of Certificate of Amendment to Declaration of Trust - previously filed as Exhibit (a)(7) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-000359.

 EX-99.1H Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund III) previously filed as Exhibit (a)(7) to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A on January 15, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-000030.

EX-99.1I Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund IV) - previously filed as Exhibit (a)(8) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 29, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-001036.

EX-99.1J Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund V) - previously filed as Exhibit (a)(10) to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A on July 16, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-001263.

EX-99.1K Form of Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Real Estate Fund)- filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.1L Form of Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund V) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.2A Bylaws - previously filed as Exhibit (b) to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated by reference via EDGAR Accession No. 0001005477-98-001994.

EX-99.2B          Form of Amendment to Bylaws - previously filed as Exhibit
                  (b)(2) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated by reference via EDGAR Accession No. 0000950147-01-500433.

EX-99.3           Not Applicable.

EX-99.4 Agreement and Plan of Reorganization, dated August 19, 2002, between and among The Advisors' Inner Circle Fund and ING Equity Trust is filed herewith.

EX-99.5           Not Applicable.

EX-99.6A Form of Investment Management Agreement between ING Equity Trust and ING Investments, LLC- filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.6B Investment Management Agreement between Pilgrim Equity Trust and ING Pilgrim Investments LLC (Pilgrim Principal Protection
                  Fund) - previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-500736.

EX-99.6C Form of Amended and Restated Schedule A to Investment Management Agreement with ING Pilgrim Investments, LLC (Pilgrim Principal Protection Fund II) - previously filed as Exhibit (d)(4) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-501195.

EX-99.6D Form of Amended and Restated Schedule A to Investment Management Agreement ING Pilgrim Investments, LLC (ING Principal Protection Fund III) - previously filed as Exhibit
                  (d)(10) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-000305.

EX-99.6E Form of Amended and Restated Schedule A to Investment Management Agreement between ING Equity Trust and ING Pilgrim Investments, LLC (ING Principal Protection Fund IV) - previously filed as Exhibit (d)(12) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 29, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-001036.

EX-99.6F Form of Investment Management Agreement with ING Investments, LLC - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.6G Form of Investment Management Agreement with ING Investments, LLC - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.6H Form of Investment Management Agreement with ING Investments, LLC - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.6I Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (Pilgrim Principal Protection Fund) - previously filed as Exhibit (d)(2) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-500736.

EX-99.J Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and AW Advisors, LLC (ING Biotechnology Fund)
                  - previously filed as Exhibit (d)(7) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on March 1, 2002 and incorporated by reference via EDGAR Accession No. 0000950147-02-000362.

EX-99.6K Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as Exhibit (d)(9) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A on February 15, 2002 and incorporated by reference via EDGAR Accession No. 0000950147-02-000280.

EX-99.6L Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (ING Principal

                  Protection Fund III) - previously filed as Exhibit (d)(11) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-000305.

EX-99.6M Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund IV) - previously filed as Exhibit (d)(13) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 29, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-001036.

EX-99.6N Form of Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Research Enhanced Index Fund) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.6O Form of Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities, L.P. (ING Real Estate Fund) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.6P Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund V) - to be filed by amendment to Form N-1A.

EX-99.7A Form of Underwriting Agreement with ING Funds Distributor, Inc. - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.7B Form of Underwriting Agreement with ING Funds Distributor, Inc. - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.8           Not Applicable.

EX-99.9A Form of Custodian and Investment Accounting Agreement between Pilgrim Equity Trust and State Street Bank and Trust Company - previously filed as Exhibit (g)(3) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-501195.


EX-99.9B Form of Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (Pilgrim Principal Protection
                  Fund) - previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-500736.

EX-99.9C Form of Amended and Restated Schedule A with respect to the Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (Pilgrim Principal Protection Fund II) - previously filed as Exhibit (g)(5) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-501195.

EX-99.9D Form of Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (ING Principal Protection Fund III) - previously filed as Exhibit (g)(6) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-000305.


EX-99.9E Form of Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (ING Principal Protection Fund IV) - previously filed as Exhibit (g)(8) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 29, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-001036

EX-99.9F Form of Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (ING Principal Protection Fund V) - to be filed by amendment to Form N-1A.

EX-99.9G Form of Amended and Restated Schedule A to Custodian and Investment Accounting Agreement between ING Equity Trust and State Street Bank and Trust Company- filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10A         Form of Amended and Restated Service and Distribution Plan
                  (Classes A, B, C, Q and T) - filed as an Exhibit to
                  Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10B         Form of Service and Distribution Plan (Class A) - filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10C         Form of Service and Distribution Plan (Class A) - filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10D         Form of Service and Distribution Plan (Class A) - filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10E         Form of Service and Distribution Plan (Class A) - filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10F         Form of Service and Distribution Plan (Class B) - filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10G         Form of Service and Distribution Plan (Class B) - filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10H         Form of Service and Distribution Plan (Class B) - filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10I         Form of Distribution Plan (Class B) - filed as an Exhibit to
                  Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10J         Form of Service and Distribution Plan (Class C) - filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10K         Form of Service and Distribution Plan (Class C) - filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10L         Form of Service and Distribution Plan (Class C) - filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10M         Form of Distribution Plan (Class C) - filed as an Exhibit to
                  Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10N         Form of Shareholder Service Plan (Class Q) - filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10O         Form of Shareholder Service Plan (Class Q) - filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10P         Form of Shareholder Service Plan (Class Q) - filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10Q         Form of Service and Distribution Plan (Class T) - filed as an
                  Exhibit to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.10R         Form of Multiple Class Plan Pursuant to Rule 18f-3 - filed as an Exhibit to Post-Effective Amendment No. 30 to the
                  Registrant's Registration Statement on Form N-1A on September
                  23, 2002 and incorporated herein by reference.

EX-99.10S         Form of Shareholder Servicing Plan (ING Tax Efficient Equity
                  Fund) - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on
                  September 23, 2002 and incorporated herein by reference.

EX-99.11 Opinion and Consent of Dechert that the shares will be validly issued, fully paid and non-assessable is filed herewith.

EX-99.12 Opinion and Consent of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith.

EX-99.13A         Form of Transfer Agency Agreement between ING Pilgrim
                  Investments LLC and DST Systems, Inc. (Principal Protection
                  Fund) - previously filed as Exhibit (h)(3) to Post-Effective
                  Amendment No. 9 to Registrant's Registration Statement on Form
                  N-1A on July 3, 2001 and incorporated by reference via EDGAR
                  Accession No. 0000950153-01-500736.

EX-99.13B         Form of Amendment to Transfer Agency Agreement between ING
                  Pilgrim Investments, LLC and DST Systems, Inc. - previously filed as Exhibit (h)(4) to Post-Effective Amendment
                  No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated by reference via EDGAR
                  Accession No. 0000950153-01-501195.

EX-99.13C         Form of Amended Exhibit A to Transfer Agency Agreement between
                  ING Funds and DST Systems, Inc. - previously filed as Exhibit
                  (h)(19) to Post-Effective Amendment No. 27 to the Registrant's
                  Registration Statement on Form N-1A on May 29, 2002 and incorporated by reference via EDGAR Accession No.
                  0000950153-02-001036.

EX-99.13D         Form of Third Amended and Restated Administrative Services
                  Agreement between Pilgrim Equity Trust and ING Pilgrim Group,
                  LLC - previously filed as Exhibit (h)(8) to Post-Effective
                  Amendment No. 13 to the Registrant's Registration Statement on
                  Form N-1A on October 25, 2001 and incorporated by reference via EDGAR Accession No. 0000950153-01-501195.

EX-99.13E         Form of Amended and Restated Exhibit A to Transfer Agency
                  Agreement between ING Funds and DST Systems, Inc. - filed as an Exhibit to Post-Effective Amendment No. 30 to the
                  Registrant's Registration Statement on Form N-1A on September
                  23, 2002 and incorporated herein by reference.

EX-99.13F         Form of Amended and Restated Schedule A to Third Amended and
                  Restated Administrative Services Agreement between ING Equity
                  Trust and ING Funds Services, LLC (formerly ING Pilgrim Group,
                  LLC) - previously filed as Exhibit (h)(20) to Post-Effective
                  Amendment No. 27 to the Registrant's Registration Statement on
                  Form N-1A on May 29, 2002 and incorporated by reference via
                  EDGAR Accession No. 0000950153-02-001036.

EX-99.13G         Form of Financial Guaranty Agreement between MBIA Insurance
                  Corporation, ING Pilgrim Investments, LLC, Aeltus Investment
                  Management, Inc. and Pilgrim Equity Trust - previously filed as Exhibit (h)(5) to Post-Effective Amendment No. 9 to the
                  Registrant's Registration Statement on Form N-1A on July 3,
                  2001 and incorporated by reference via EDGAR Accession No.
                  0000950153-01-500736.

EX-99.13H         Form of Amended and Restated Schedule A to Amended and
                  Restated Expense Limitation Agreement between ING Investments,
                  LLC (formerly ING Pilgrim Investments, LLC), Aeltus Investment
                  Management and ING Equity Trust (ING Principal Protection Fund
                  IV) - previously filed as Exhibit (h)(21) to Post-Effective
                  Amendment No. 27 to the Registrant's Registration Statement on
                  Form N-1A on May 29, 2002 and incorporated by reference via
                  EDGAR Accession No. 0000950153-02-001036.

EX-99.13I         Form of Expense Limitation Agreement among ING Pilgrim
                  Investments, LLC, AW Advisors, LLC and ING Equity Trust (ING
                  Biotechnology Fund) - previously filed as Exhibit (h)(10) to
                  Post-Effective Amendment No. 25 to the Registrant's
                  Registration Statement on Form N-1A on March 1, 2002 and incorporated by reference via EDGAR Accession No.
                  0000950147-02-000362.

EX-99.13J         Form of Amended and Restated Schedule A to Third Amended and
                  Restated Administrative Services Agreement between Pilgrim
                  Equity Trust and ING Pilgrim Group, LLC - previously filed as
                  Exhibit (h)(16) to Post-Effective Amendment No. 23 to
                  Registrant's Registration Statement on Form N-1A on February
                  22, 2002 and incorporated by reference via EDGAR Accession No.
                  0000950153-02-000305.

EX-99.13K         Form of Expense Limitation Agreement between ING Pilgrim
                  Investments, LLC and Pilgrim Equity Trust (Pilgrim MidCap
                  Opportunities Fund) - previously filed as Exhibit (h)(18) to
                  Post-Effective Amendment No. 24 to Registrant's Registration
                  Statement on Form N-1A on February 27, 2002 and incorporated by reference via EDGAR Accession No. 0000950153-02-000359.

EX-99.13L         Form of Expense Limitation Agreement between ING Investments,
                  LLC and ING Equity Trust - filed as an Exhibit to
                  Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.13M         Form of Expense Limitation Agreement among ING Investments,
                  LLC, Clarion CRA Securities, L.P. and ING Equity Trust - filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September
                  23, 2002 and incorporated herein by reference.

EX-99.13N         Form of Amended and Restated Schedule A to Amended and
                  Restated Expense Limitation Agreement between ING Investments,
                  LLC (formerly ING Pilgrim Investments, LLC), Aeltus Investment
                  Management and ING Equity Trust (ING Principal Protection Fund
                  V) - to be filed by amendment on Form N-1A.

EX-99.13O         Form of Selling Group Agreement - previously filed as Exhibit
                  (h)(7) to Post-Effective Amendment No. 8 to the Registrant's
                  Registration Statement on Form N-1A on April 30, 2001 and incorporated by reference via EDGAR Accession No.
                  0000950147-01-500778.

EX-99.13P         Form of Financial Institution Selling Group Agreement -
                  previously filed as Exhibit (h)(8) to Post-Effective Amendment
                  No. 8 to the Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated by reference via EDGAR
                  Accession No. 0000950147-01-500778.

EX-99.13Q         Form of Administration Agreement - filed as an Exhibit to
                  Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.13R         Form of Shareholder Service Agreement - filed as an Exhibit to
                  Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

EX-99.14          Not Applicable.

EX-99.15          Not Applicable.

EX-99.16A         Powers of Attorney for James M. Hennessy, Michael J. Roland
                  and each Trustee except Paul S. Doherty were filed as attachments to Post-Effective Amendment No. 24 to the Registrant's Form N-1A Registration Statement as filed on
                  February 27, 2002, and are incorporated by reference via EDGAR
                  Accession No. 0000950153-02-000359.

EX-99.16B         Powers of Attorney for Paul S. Doherty was filed as an
                  attachment to Post-Effective Amendment No. 29 as filed on July
                  12, 2002, and is incorporated by reference via EDGAR Accession
                  No. 0000950153-02-001237.

EX-99.17A         Prospectus and Statement of Additional Information for Class I
                  Shares of the ING Real Estate Fund of the ING Equity Trust
                  -filed as Post-Effective No. __ to the Registrant's Form N-1A
                  Registration Statement as filed on September 23, 2002, and are incorporated herein by reference.

EX-99.17B         Prospectus and Statement of Additional Information for I
                  Shares of the Clarion CRA Realty Shares Portfolio of The
                  Advisors' Inner Circle Fund - previously filed as
                  Post-Effective No. 51 to The Advisors' Inner Circle Fund's
                  Form N-1A Registration Statement as filed on June 14, 2002, and are incorporated by reference via EDGAR Accession No.
                  0001135428-02-000175.

EX-99.17C         Annual Report of the Clarion CRA Realty Shares Portfolio of
                  The Advisors' Inner Circle Fund dated October 31, 2001 - previously filed on December 21, 2001 and incorporated by reference via EDGAR Accession No. 0000935069-01-500741.

EX-99.17D         Unaudited Semi-Annual Report of the Clarion CRA Realty Shares
                  Portfolio of The Advisors' Inner Circle Fund dated April 30,
                  2002 - previously filed on June 25, 2002 and incorporated by reference via EDGAR Accession No. 0000935069-02-000671.